UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23704

Nuveen Variable Rate Preferred & Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices)  (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 917-7700

Date of fiscal year end:   July 31

Date of reporting period:   January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

June 6, 2023

Nuveen Investments, Inc.

333 West Wacker Drive

Chicago, IL 60606

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:        Nuveen Preferred & Income Opportunities Fund

Nuveen Preferred and Income Term Fund

Nuveen Preferred & Income Securities Fund

Nuveen Preferred and Income Fund

Nuveen Variable Rate Preferred & Income Fund

Ladies and Gentlemen:

We are filing an amendment to Form Type N-CSRS for the Funds, originally filed on 06-Apr-2023.

1.	Nuveen Preferred & Income Opportunities Fund

Accession Number: 0001193125-23-093383

Filed: 06-Apr-2023 11:03:12

2.	Nuveen Preferred and Income Term Fund

Accession Number: 0001193125-23-093382

Filed: 06-Apr-2023 11:03:05

3.	Nuveen Preferred & Income Securities Fund

Accession Number: 0001193125-23-093386

Filed: 06-Apr-2023 11:04:18

4.	Nuveen Preferred and Income Fund

Accession Number: 0001193125-23-093385

Filed: 06-Apr-2023 11:04:11

5.	Nuveen Variable Rate Preferred & Income Fund

Accession Number: 0001193125-23-093387

Filed 06-Apr-2023 11:04:40

Explanation:     We are including the Statement of Cash Flows that was inadvertently omitted from the previously filing.

This missing Statement of Cash Flows will be sent to shareholders and has been added to the Funds’ January 31, 2023 semi-annual shareholder report posted to the Funds’ website at https://www.nuveen.com/en-us/closed-end-funds.

Sincerely,

Nuveen Investments, Inc.

Gina Spunder

Assistant Vice President and Assistant Secretary

312-917-8176

Closed-End Funds
Closed-End Funds
Nuveen
January 31, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
JPC
Nuveen Preferred & Income Opportunities Fund
JPI
Nuveen Preferred and Income Term Fund
JPS
Nuveen Preferred & Income Securities Fund
JPT
Nuveen Preferred and Income Fund
NPFD
Nuveen Variable Rate Preferred & Income Fund

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Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Fund Leverage 6
Common Share Information 8
Performance Overview and Holdings Summaries 10
Portfolios of Investments 20
Statement of Assets and Liabilities 56
Statement of Operations 57
Statement of Changes in Net Assets 58
Statement of Cash Flows 61
Financial Highlights 64
Notes to Financial Statements 71
Risk Considerations 88
Additional Fund Information 90
Glossary of Terms Used in this Report 91

Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to February 2023, the Fed raised the target fed funds rate by 4.50% to a range of 4.50% to
4.75%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, rebounding consumer sentiment and spending, and a pick-up in manufacturing. Markets are concerned that these conditions could keep upward pressure on inflation, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors, and additional rate hikes are expected until the Fed sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. Recently, following the collapses of Silicon Valley Bank and two cryptocurrency-exposed banks, investors sought to assess contagion risks across the banking sector as well as the impact to the Fed’s pace of rate hikes going forward, which contributed to volatility in the markets. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
March 22, 2023

Important Notices

For Shareholders of
Nuveen Preferred & Income Opportunities Fund (JPC)
Nuveen Preferred and Income Term Fund (JPI)
Nuveen Preferred & Income Securities Fund (JPS)
Nuveen Preferred and Income Fund (JPT)
Nuveen Variable Rate Preferred & Income Fund (NPFD)
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s July 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Recent Market Factors
Each of the Funds covered by this Report have substantial allocations to preferred and contingent capital securities issued by U.S.
and non-U.S. banks and other financial institutions.  Given recent increases in prevailing interest rates and other market factors, these securities are subject to heightened volatility and default risk and may, ultimately, detract from Fund performance.  The Fund’s investments may also be subject to the risk that central bank or other extraordinary government intervention may negatively impact the priority or likelihood of repayment.  In addition, recent bank failures may have a destabilizing impact on the broader banking industry or markets generally, which may also heighten volatility and reduce liquidity.

Fund Leverage
IMPACT OF THE FUND’S LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through bank borrowings, Taxable Fund Preferred Shares (TFP) for JPC, JPS and NPFD and reverse repurchase agreements. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
JPS and JPC's use of leverage contributed to relative performance during this reporting period. JPI, JPT and NPFD's use of leverage had a negligible impact on relative performance during this reporting period. In addition, each Fund's use of leverage was accretive to overall common share income.
JPC, JPI and JPS continued to use interest rate swap contracts to partially hedge the interest cost of leverage. The interest rate swaps in JPC and
JPS contributed to relative performance during the period. The interest rate swaps in JPI had a negligible impact on relative performance during the reporting period.
As of January 31, 2023, the Funds’ percentages of leverage are as shown in the accompanying table.
* Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of reverse repurchase agreements, certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades.
Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
THE FUNDS’ LEVERAGE
Bank Borrowings
As noted previously, the Fund employs leverage through the use of bank borrowings. The Funds’ bank borrowings activities are as shown in the accompanying table.
Refer to Notes to Financial Statements, Note 9 – Borrowing Arrangements and Reverse Repurchase Agreements for further details.
Reverse Repurchase Agreements
As noted previously, the Fund used reverse repurchase agreements, in which the Funds sell to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. The Funds’ transactions in reverse repurchase agreements are as shown in the accompanying table.
JPC JPI JPS JPT NPFD
Effective Leverage* 36.28% 35.62% 37.26% 32.63% 35.61%
Regulatory Leverage* 36.28% 35.62% 37.26% 32.63% 35.61%
Current Reporting Period Subsequent to the Close of the Reporting Period
Fund
Outstanding
Balance as of
August 1,
2022 Draws Paydowns
Outstanding
Balance as of
January 31,
2023
Average
Balance
Outstanding Draws Paydowns
Outstanding
Balance as of
March 22, 2023
JPC $423,400,000 $ - $(174,000,000) $249,400,000 $271,530,435 $14,700,000 $   (66,500,000) $197,600,000
JPI $216,000,000 $   12,400,000 $   (30,000,000) $198,400,000 $204,748,913 $12,000,000 $   (36,500,000) $173,900,000
JPS $499,300,000 $ - $   (40,000,000) $459,300,000 $471,908,696 $                     - $ (110,000,000) $349,300,000
JPT $  47,000,000 $   - $     (3,600,000) $   43,400,000 $   44,738,043 $   1,300,000 $     (5,200,000) $  39,500,000
NPFD $188,600,000 $   19,514,000 $   (48,800,000) $159,314,000 $158,778,239 $10,300,000 $   (32,000,000) $137,614,000

* For the period September 26, 2022 (initial purchase of reverse repurchase agreements) through January 31, 2023.
Taxable Fund Preferred Shares
As noted previously, in addition to bank borrowings, JPC, JPS and NPFD also issued TFP. The Fund’s transactions in TFP are as shown in the accompanying table.
* For the period August 18, 2022 (first issuance date of shares) through January 31, 2023.
** For the period September 1, 2022 (first issuance date of shares) through January 31, 2023.
Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details on TFP.
Current Reporting Period
Subsequent to the Close of the Reporting
Period
Fund
Outstanding
Balance as of
August 1,
2022 Sales Purchases
Outstanding
Balance as of
January 31,
2023
Average
Balance
Outstanding Sales Purchases
Outstanding
Balance as of
March 22, 2023
JPC $102,100,000   $- $- $102,100,000 $102,100,000   $ -   $ -   $102,100,000
JPI $65,000,000    $- $- $65,000,000 $65,000,000   $ -   $ -   $65,000,000
JPS $275,000,000    $- $- $275,000,000 $275,000,000   $ -   $ -   $275,000,000
JPT $-    $1,000,000 $- $1,000,000 $1,000,000*   $500,000   $ -   $1,500,000
NPFD $103,402,000    $52,197,000 $(119,916,000) $35,683,000 $54,634,832   $ -   $ -   $35,683,000
Current Reporting Period
Subsequent to the Close of the Reporting
Period
Fund
Outstanding
Balance as of
August 1,
2022 Issuance Redemptions
Outstanding
Balance as of
January 31,
2023
Average
Balance
Outstanding Sales Purchases
Outstanding
Balance as of
March 22, 2023
JPC $- $150,000,000 $- $150,000,000 $150,000,000*   $ -   $ -   $150,000,000
JPS $270,000,000 $- $- $270,000,000 $270,000,000   $ -   $ -   $270,000,000
NPFD $- $85,000,000 $- $85,000,000 $85,000,000**   $ -   $ -   $85,000,000

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of January 31, 2023.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
.
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, JPC and JPS were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, JPC and JPS, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings, are as shown in the accompanying table.
During the current reporting period, JPS and JPC did not sell any common shares through their Shelf Offerings.
Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details of Shelf Offerings and each Fund’s transactions.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) JPC JPI JPS JPT NPFD
August $0.0530 $0.1305 $0.0435 $0.1255 $0.1380
September 0.0530 0.1305 0.0435 0.1255 0.1380
October 0.0530 0.1240 0.0435 0.1205 0.1195
November 0.0530 0.1240 0.0435 0.1205 0.1195
December 0.0530 0.1240 0.0435 0.1205 0.1195
January 0.0470 0.1150 0.0405 0.1070 0.0960
Total Distributions from Net Investment Income $0.3120 $0.7480 $0.2580 $0.7195 $0.7305
JPC JPI JPS JPT NPFD
Current Distribution Rate* 7.09% 6.77% 6.37% 6.64% 6.09%
* Current distribution rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the fiscal year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.
JPC JPS
Maximum aggregate offering Unlimited Unlimited

COMMON SHARE REPURCHASES
During August 2022, the Funds’ Board of Trustees reauthorized an open-market share repurchase program for JPC, JPI, JPS and
JPT and authorized an open-market share repurchase program for NPFD, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of January 31, 2023,
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
OTHER COMMON SHARE INFORMATION
As of January 31, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAV, and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
JPC JPI JPS JPT NPFD
Common shares cumulatively repurchased and retired 2,826,100 0 38,000 0 0
Common shares authorized for repurchase 10,505,000 2,275,000 20,570,000 435,000 2,415,000
JPC JPI JPS JPT NPFD
Common share NAV $8.38 $20.90 $8.22 $20.87 $20.96
Common share price $7.96 $20.37 $7.63 $19.35 $18.92
Premium/(Discount) to NAV (5.01)% (2.54)% (7.18)% (7.28)% (9.73)%
Average premium/(discount) to NAV (6.45)% (3.82)% (9.65)% (7.54)% (8.87)%

Nuveen Preferred & Income Opportunities Fund
Performance Overview and Holdings Summaries as of January 31, 2023
JPC
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of January 31, 2023*
*For purposes of Fund performance, relative results are measured against the JPC Blended Benchmark. The Fund’s Blended Benchmark consists of:
1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD Contingent Capital Index (CDLR). Refer to the Glossary of Terms Used in this
Report for further details on the Fund’s Blended Benchmark compositions through March 31, 2022.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JPC at Common Share NAV 3/26/03 3.62% (5.04)% 2.43% 5.22%
JPC at Common Share Price 3/26/03 1.19% (6.15)% 3.37% 5.70%
ICE BofA U.S. All Capital Securities Index — 2.02% (5.16)% 3.32% 4.81%
JPC Blended Benchmark — 2.61% (4.93)% 3.23% 4.52%

Holdings Summaries as of January 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 77.4%
Contingent Capital Securities 49.6%
$25 Par (or similar) Retail
Preferred 27.5%
Corporate Bonds 0.4%
Repurchase Agreements 0.7%
Other Assets & Liabilities, Net 1.3%
Net Assets Plus Borrowings,
Reverse Repurchase
Agreements, including
accrued interest and Taxable
Fund Preferred Shares, net of
deferred offering costs 156.9%
Borrowings (28.3)%
Reverse Repurchase
Agreements, including accrued
interest (11.6)%
Taxable Fund Preferred Shares,
net of deferred offering costs (17.0)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Banks 47.8%
Insurance 13.5%
Capital Markets 13.0%
Food Products 4.5%
Diversified Financial Services 3.8%
Oil, Gas & Consumable Fuels 3.1%
Other 13.8%
Repurchase Agreements 0.5%
Net Assets 100%
Country Allocation
2
(% of total investments)
United States 60.1%
United Kingdom 11.9%
Switzerland 7.3%
France 5.3%
Spain 2.4%
Canada 2.3%
Netherlands 2.2%
Australia 1.8%
Ireland 1.5%
Germany 1.4%
Bermuda 1.1%
Other 2.7%
Total 100%
Top Five Issuers
(% of total long-term investments)
UBS Group AG 4.0%
Citigroup Inc 3.4%
Credit Suisse Group AG 3.4%
HSBC Holdings PLC 3.4%
Barclays PLC 3.0%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
A 0.1%
BBB 64.9%
BB or Lower 31.9%
N/R (not rated) 3.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 2.2% (as a percentage of total investments) in emerging market countries.

Nuveen Preferred and Income Term Fund
Performance Overview and Holdings Summaries as of January 31, 2023
JPI
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of January 31, 2023*
* For purposes of Fund performance, relative results are measured against the JPI Blended Benchmark. The Fund’s Blended Benchmark consists of:
1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD Contingent Capital Index (CDLR). Refer to the Glossary of Terms Used in this
Report for further details on the Fund’s Blended Benchmark compositions through December 31, 2013.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JPI at Common Share NAV 7/26/12 2.14% (7.04)% 2.65% 5.68%
JPI at Common Share Price 7/26/12 3.28% (9.35)% 3.89% 5.92%
ICE BofA U.S. All Capital Securities Index — 2.02% (5.16)% 3.32% 4.81%
JPI Blended Benchmark — 2.61% (5.22)% 3.41% 4.73%

Holdings Summaries as of January 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 75.2%
Contingent Capital Securities 49.8%
$25 Par (or similar) Retail
Preferred 28.6%
Corporate Bonds 0.7%
Repurchase Agreements 0.4%
Other Assets & Liabilities, Net 0.7%
Net Assets Plus Borrowings
and Reverse Repurchase
Agreements, including
accrued interest 155.4%
Borrowings (41.7)%
Reverse Repurchase
Agreements, including accrued
interest (13.7)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Banks 46.1%
Insurance 14.8%
Capital Markets 12.8%
Diversified Financial Services 5.1%
Food Products 4.6%
Oil, Gas & Consumable Fuels 3.1%
Other 13.2%
Repurchase Agreements 0.3%
Net Assets 100%
Top Five Issuers
(% of total long-term investments)
UBS Group AG 3.9%
HSBC Holdings PLC 3.4%
Credit Suisse Group AG 3.4%
Citigroup Inc 3.2%
Barclays PLC 3.0%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
A 0.2%
BBB 65.1%
BB or Lower 32.4%
N/R (not rated) 2.3%
Total 100%
Country Allocation
2
(% of total investments)
United States 59.4%
United Kingdom 12.2%
Switzerland 7.3%
France 5.4%
Spain 2.4%
Canada 2.4%
Netherlands 2.3%
Australia 2.1%
Germany 1.5%
Bermuda 1.3%
Ireland 1.2%
Other 2.5%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 2.3% (as a percentage of total investments) in emerging market countries.

Nuveen Preferred & Income Securities Fund
Performance Overview and Holdings Summaries as of January 31, 2023
JPS
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of January 31, 2023*
*For purposes of Fund performance, relative results are measured against the JPS Blended Benchmark. The Fund’s Blended Benchmark consists of:
1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD Contingent Capital Index (CDLR). Refer to the Glossary of Terms Used in this
Report for further details on the Fund’s Blended Benchmark compositions through December 31, 2013.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JPS at Common Share NAV 9/24/02 3.00% (6.79)% 2.22% 5.50%
JPS at Common Share Price 9/24/02 1.86% (11.58)% 2.82% 5.40%
ICE BofA U.S. All Capital Securities Index — 2.02% (5.16)% 3.32% 4.81%
JPS Blended Benchmark — 2.61% (5.22)% 3.41% 4.85%

Holdings Summaries as of January 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 79.5%
Contingent Capital Securities 53.6%
$25 Par (or similar) Retail
Preferred 15.0%
Corporate Bonds 4.6%
Convertible Preferred Securities 1.7%
Investment Companies 1.1%
Repurchase Agreements 2.6%
Other Assets & Liabilities, Net 1.3%
Net Assets Plus Borrowings,
Reverse Repurchase
Agreements, including
accrued interest and Taxable
Fund Preferred Shares, net of
deferred offering costs 159.4%
Borrowings (27.2)%
Reverse Repurchase
Agreements, including accrued
interest (16.3)%
Taxable Fund Preferred Shares,
net of deferred offering costs (15.9)%
Net Assets 100%
Portfolio Composition
1
(% of total investments)
Banks 55.4%
Capital Markets 14.2%
Insurance 12.7%
Multi-Utilities 2.9%
Oil, Gas & Consumable Fuels 2.2%
Electric Utilities 2.1%
Other 8.2%
Investment Companies 0.7%
Repurchase Agreements 1.6%
Net Assets 100%
Top Five Issuers
(% of total long-term investments)
Bank of America Corp 4.4%
UBS Group AG 4.0%
BNP Paribas SA 3.9%
Wells Fargo & Co 3.7%
Barclays PLC 3.4%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
A 6.2%
BBB 80.7%
BB or Lower 13.1%
Total 100%
Country Allocation
2
(% of total investments)
United States 53.8%
United Kingdom 11.2%
France 9.2%
Switzerland 8.4%
Canada 4.0%
Finland 2.9%
Spain 2.3%
Netherlands 1.3%
Australia 1.3%
Norway 1.2%
Japan 1.2%
Other 3.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes less than 0.1% (as a percentage of total investments) in emerging market countries.

Nuveen Preferred and Income Fund
Performance Overview and Holdings Summaries as of January 31, 2023
JPT
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of January 31, 2023*
*For purposes of Fund performance, relative results are measured against the JPT Blended Benchmark. Effective February 28, 2022, the Fund’s
Blended Benchmark consists of: 1) 60% ICE BofA U.S. All Capital Securities Index and 2) 40% ICE USD Contingent Capital Index (CDLR). Prior to
February 28, 2022, the Fund’s performance was measured against the ICE BofA U.S. All Capital Securities Index. Refer to the Glossary of Terms Used
in this Report for further details.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
JPT at Common Share NAV 1/26/17 2.27% (6.36)% 2.76% 3.42%
JPT at Common Share Price 1/26/17 (0.71)% (12.45)% 2.46% 1.99%
ICE BofA U.S. All Capital Securities Index — 2.02% (5.16)% 3.32% 3.97%
JPT Blended Benchmark — 2.61% (5.46)% 3.26% 3.92%

Holdings Summaries as of January 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 74.6%
Contingent Capital Securities 45.8%
$25 Par (or similar) Retail
Preferred 24.5%
Corporate Bonds 2.1%
Repurchase Agreements 0.7%
Other Assets & Liabilities, Net 0.8%
Net Assets Plus Borrowings
and Reverse Repurchase
Agreements, including
accrued interest 148.5%
Borrowings (47.4)%
Reverse Repurchase
Agreements, including accrued
interest (1.1)%
Net Assets 100%
Top Five Issuers
(% of total long-term investments)
UBS Group AG 4.1%
HSBC Holdings PLC 3.4%
Credit Suisse Group AG 3.1%
Citigroup Inc 3.0%
Barclays PLC 2.9%
Portfolio Composition
1
(% of total investments)
Banks 44.9%
Insurance 15.3%
Capital Markets 12.7%
Food Products 5.0%
Diversified Financial Services 4.9%
Oil, Gas & Consumable Fuels 3.2%
Other 13.5%
Repurchase Agreements 0.5%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
A 0.2%
BBB 66.5%
BB or Lower 30.8%
N/R (not rated) 2.5%
Total 100%
Country Allocation
2
(% of total investments)
United States 59.2%
United Kingdom 11.7%
Switzerland 7.1%
France 5.5%
Canada 2.4%
Spain 2.3%
Netherlands 2.2%
Germany 2.1%
Ireland 2.1%
Australia 1.9%
Bermuda 1.7%
Other 1.8%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 2.6% (as a percentage of total investments) in emerging market countries.

Nuveen Variable Rate Preferred & Income Fund
Performance Overview and Holdings Summaries as of January 31, 2023
NPFD
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Average Annual Total Returns as of January 31, 2023*
*For purposes of Fund performance, relative results are measured against the NPFD Blended Benchmark. The Fund’s Blended Benchmark consists of: 1) 80% ICE Variable Rate Preferred & Hybrid Securities Index and 2) 20% ICE USD Contingent Capital Index (CDLR).
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
January 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year
Since
Inception
NPFD at Common Share NAV 12/15/21 3.22% (7.29)% (8.61)%
NPFD at Common Share Price 12/15/21 (1.39)% (17.19)% (16.05)%
ICE Variable Rate Preferred & Hybrid Securities Index — 4.43% (1.66)% (2.11)%
NPFD Blended Benchmark — 4.23% (2.41)% (2.86)%

Holdings Summaries as of January 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
$1,000 Par (or similar)
Institutional Preferred 97.1%
$25 Par (or similar) Retail
Preferred 29.2%
Contingent Capital Securities 27.7%
Other Assets & Liabilities, Net 1.3%
Net Assets Plus Borrowings,
Reverse Repurchase
Agreements, including
accrued interest and Taxable
Fund Preferred Shares, net of
deferred offering costs 155.3%
Borrowings (31.5)%
Reverse Repurchase
Agreements, including accrued
interest (7.1)%
Taxable Fund Preferred Shares,
net of deferred offering costs (16.7)%
Net Assets 100%
Top Five Issuers
(% of total long-term investments)
Citigroup Inc 4.3%
Wells Fargo & Co 3.5%
JPMorgan Chase & Co 3.4%
Bank of America Corp 3.1%
Morgan Stanley 3.0%
Portfolio Composition
1
(% of total investments)
Banks 42.2%
Insurance 14.4%
Capital Markets 12.8%
Oil, Gas & Consumable Fuels 5.9%
Trading Companies &
Distributors 4.0%
Diversified Financial Services 3.4%
Other 17.3%
Net Assets 100%
Portfolio Credit Quality
(% of total long-term fixed-income
investments)
A 0.2%
BBB 66.5%
BB or Lower 30.8%
N/R (not rated) 2.5%
Total 100%
Country Allocation
2
(% of total investments)
United States 68.3%
United Kingdom 8.6%
Canada 5.2%
Switzerland 4.1%
France 3.0%
Ireland 2.5%
Australia 2.0%
Spain 1.5%
Netherlands 1.4%
Bermuda 1.1%
Germany 0.7%
Other 1.6%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 Includes 1.9% (as a percentage of total investments) in emerging market countries.

Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments January 31, 2023
(Unaudited)
JPC
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 154.9%   (99.5% of Total Investments)
X 682,137,041 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 77.4% (49.8% of Total Investments)
X 682,137,041
Automobiles - 2.3%
$ 7,485 General Motors Financial Co Inc 5.700% N/A (3) BB+ $ 6,923,625
14,640 General Motors Financial Co Inc (4) 5.750% N/A (3) BB+ 13,400,147
22,125 Total Automobiles 20,323,772
Banks - 31.2%
1,415 Bank of America Corp 6.100% N/A (3) BBB+ 1,415,566
3,685 Bank of America Corp 4.375% N/A (3) BBB+ 3,344,506
3,540 Bank of America Corp 6.250% N/A (3) BBB+ 3,537,805
16,125 Bank of America Corp (4) 6.500% N/A (3) BBB+ 16,205,012
5,560 Bank of America Corp (4),(5) 6.300% N/A (3) BBB+ 5,625,052
16,055 Citigroup Inc (4) 6.250% N/A (3) BBB- 16,160,000
9,981 Citigroup Inc (5) 5.950% N/A (3) BBB- 9,726,727
1,820 Citigroup Inc 4.150% N/A (3) BBB- 1,619,800
6,290 Citigroup Inc (4) 5.000% N/A (3) BBB- 6,006,950
13,145 Citigroup Inc (5) 6.300% N/A (3) BBB- 12,931,394
2,015 Citizens Financial Group Inc (4) 4.000% N/A (3) BB+ 1,745,843
1,685 Citizens Financial Group Inc 6.375% N/A (3) BB+ 1,614,061
3,150 CoBank ACB (4) 6.250% N/A (3) BBB+ 3,121,740
8,820 CoBank ACB 6.450% N/A (3) BBB+ 8,905,075
1,900 Fifth Third Bancorp (4) 4.500% N/A (3) Baa3 1,824,003
14,985 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (5),(6)
8.741% N/A (3) N/R 15,046,275
910 Goldman Sachs Group Inc/The 4.400% N/A (3) BB+ 824,836
925 Goldman Sachs Group Inc/The 3.800% N/A (3) BBB- 809,814
2,314 HSBC Capital Funding Dollar 1 LP, 144A (4) 10.176% N/A (3) BBB 2,904,070
8,525 Huntington Bancshares Inc/OH 5.625% N/A (3) Baa3 8,373,262
24,555 JPMorgan Chase & Co (4) 6.750% N/A (3) BBB+ 24,802,514
2,660 JPMorgan Chase & Co (4) 6.100% N/A (3) BBB+ 2,653,350
4,280 JPMorgan Chase & Co 3.650% N/A (3) BBB+ 3,900,150
7,275 JPMorgan Chase & Co 5.000% N/A (3) BBB+ 7,074,937
2,485 KeyCorp 5.000% N/A (3) Baa3 2,411,444
6,970 M&T Bank Corp (4) 6.450% N/A (3) Baa2 6,952,457
1,880 M&T Bank Corp 5.125% N/A (3) Baa2 1,744,641
1,440 M&T Bank Corp (4) 3.500% N/A (3) Baa2 1,209,600
1,740 PNC Financial Services Group Inc 6.200% N/A (3) Baa2 1,740,522
4,245 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 4,223,350
2,657 PNC Financial Services Group Inc/The 5.000% N/A (3) Baa2 2,498,152
16,977 PNC Financial Services Group Inc/The (3-Month LIBOR
reference rate + 3.678% spread) (4),(6)
3.804% N/A (3) Baa2 17,019,428
2,835 PNC Financial Services Group Inc/The 3.400% N/A (3) Baa2 2,416,838
4,290 Regions Financial Corp 5.750% N/A (3) Baa3 4,261,201
3,290 SVB Financial Group 4.000% N/A (3) Baa2 2,634,035
875 SVB Financial Group 4.100% N/A (3) Baa2 649,688
785 SVB Financial Group 4.700% N/A (3) Baa2 600,525
6,082 Truist Financial Corp 5.100% N/A (3) Baa2 5,893,439
14,735 Truist Financial Corp (5) 4.800% N/A (3) Baa2 14,119,299
3,430 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (6)
7.871% N/A (3) Baa2 3,460,013
6,490 Wells Fargo & Co 5.900% N/A (3) Baa2 6,352,088
13,625 Wells Fargo & Co (4),(5) 5.875% N/A (3) Baa2 13,559,600
11,747 Wells Fargo & Co (4) 3.900% N/A (3) Baa2 10,829,266
1,385 Wells Fargo & Co (4) 7.950% 11/15/29 Baa1 1,576,480
1,105 Zions Bancorp NA 5.800% N/A (3) BB+ 1,087,382

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 9,666 Zions Bancorp NA (5) 7.200% N/A (3) BB+ $ 9,762,660
280,349 Total Banks 275,174,850
Capital Markets - 3.6%
2,040 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 1,994,044
7,425 Charles Schwab Corp 5.375% N/A (3) BBB 7,367,085
4,825 Charles Schwab Corp/The (4) 4.000% N/A (3) BBB 4,445,755
7,411 Goldman Sachs Group Inc/The 5.300% N/A (3) BBB- 7,289,174
9,704 Goldman Sachs Group Inc/The 5.500% N/A (3) BBB- 9,606,960
1,555 Goldman Sachs Group Inc/The 4.125% N/A (3) BBB- 1,383,140
32,960 Total Capital Markets 32,086,158
Communications Equipment - 0.2%
2,315 Vodafone Group PLC (4) 4.125% 6/04/81 BB+ 1,874,224
2,315 Total Communications Equipment 1,874,224
Consumer Finance - 2.5%
6,365 Ally Financial Inc 4.700% N/A (3) Ba2 4,885,137
6,609 Ally Financial Inc (4) 4.700% N/A (3) Ba2 5,435,903
4,560 American Express Co 3.550% N/A (3) Baa2 4,034,687
3,215 Capital One Financial Corp 3.950% N/A (3) Baa3 2,790,423
3,175 Discover Financial Services (4) 6.125% N/A (3) Ba2 3,147,537
1,465 Discover Financial Services 5.500% N/A (3) Ba2 1,289,200
25,389 Total Consumer Finance 21,582,887
Diversified Financial Services - 4.2%
4,570 American AgCredit Corp, 144A (4) 5.250% N/A (3) BB+ 4,010,175
2,590 Capital Farm Credit ACA, 144A (4) 5.000% N/A (3) BB 2,356,900
1,100 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 970,751
13 Compeer Financial ACA, 144A (4) 6.750% N/A (3) BB+ 12,518,428
7,470 Equitable Holdings Inc 4.950% N/A (3) BBB- 7,245,034
9,696 Voya Financial Inc (4) 6.125% N/A (3) BBB- 9,665,942
25,439 Total Diversified Financial Services 36,767,230
Electric Utilities - 2.6%
2,070 American Electric Power Co Inc 3.875% 2/15/62 BBB 1,775,314
6,070 Edison International (4) 5.000% N/A (3) BB+ 5,396,776
995 Edison International (4) 5.375% N/A (3) BB+ 929,510
11,680 Emera Inc (4) 6.750% 6/15/76 BB+ 11,471,316
3,580 Southern Co/The 4.000% 1/15/51 BBB- 3,405,761
24,395 Total Electric Utilities 22,978,677
Food Products - 4.4%
2,145 Dairy Farmers of America Inc, 144A 7.125% N/A (3) BB+ 1,833,975
3,860 Land O' Lakes Inc, 144A (4) 7.250% N/A (3) BB 3,416,100
7,435 Land O' Lakes Inc, 144A (4) 7.000% N/A (3) BB 6,542,800
28,560 Land O' Lakes Inc, 144A (4),(5) 8.000% N/A (3) BB 26,846,400
42,000 Total Food Products 38,639,275
Independent Power Producers & Energy Traders - 1.9%
2,200 AES Andes SA, 144A (4) 7.125% 3/26/79 BB 2,130,150
4,775 AES Andes SA, 144A 6.350% 10/07/79 BB 4,512,375
8,525 Vistra Corp, 144A 8.000% N/A (3) Ba3 8,356,631
1,550 Vistra Corp, 144A 7.000% N/A (3) Ba3 1,449,250
17,050 Total Independent Power Producers & Energy Traders 16,448,406

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

JPC
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Industrial Conglomerates - 1.6%
$ 14,026 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4),(5),(6)
8.099% N/A (3) BBB- $ 13,976,909
14,026 Total Industrial Conglomerates 13,976,909
Insurance - 12.4%
1,615 Aegon NV 5.500% 4/11/48 Baa1 1,539,206
1,550 American International Group Inc (4) 5.750% 4/01/48 BBB- 1,524,812
16,404 Assurant Inc (4) 7.000% 3/27/48 Baa3 16,239,880
11,519 Assured Guaranty Municipal Holdings Inc, 144A (4) 6.400% 12/15/66 BBB+ 10,914,253
2,465 AXIS Specialty Finance LLC (4) 4.900% 1/15/40 BBB 2,093,983
2,395 Enstar Finance LLC 5.750% 9/01/40 BBB- 2,146,639
5,720 Enstar Finance LLC 5.500% 1/15/42 BBB- 4,717,855
1,485 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 1,432,283
8,710 Markel Corp 6.000% N/A (3) BBB- 8,688,225
1,430 MetLife Inc 5.875% N/A (3) BBB 1,419,275
4,790 MetLife Inc 3.850% N/A (3) BBB 4,558,697
4,088 MetLife Inc, 144A 9.250% 4/08/38 BBB 4,936,260
2,485 PartnerRe Finance B LLC (4) 4.500% 10/01/50 Baa1 2,220,355
7,488 Provident Financing Trust I (4) 7.405% 3/15/38 BB+ 7,956,000
745 Prudential Financial Inc 3.700% 10/01/50 BBB+ 641,399
2,690 Prudential Financial Inc 5.125% 3/01/52 BBB+ 2,509,501
2,960 QBE Insurance Group Ltd, 144A (4) 5.875% N/A (3) Baa2 2,915,600
9,055 QBE Insurance Group Ltd, 144A (4) 7.500% 11/24/43 Baa1 9,102,301
7,593 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 7,571,193
10,685 SBL Holdings Inc, 144A (4) 7.000% N/A (3) BB 8,857,079
9,700 SBL Holdings Inc, 144A (5) 6.500% N/A (3) BB 7,433,110
115,572 Total Insurance 109,417,906
Media - 0.3%
3,110 Paramount Global 6.375% 3/30/62 Baa3 2,713,382
3,110 Total Media 2,713,382
Multi-Utilities - 2.2%
2,125 Algonquin Power & Utilities Corp (4) 4.750% 1/18/82 BB+ 1,795,625
7,999 CenterPoint Energy Inc 6.125% N/A (3) BBB- 7,869,016
1,210 CMS Energy Corp (4) 4.750% 6/01/50 BBB- 1,100,447
1,320 NiSource Inc 5.650% N/A (3) BBB- 1,280,476
3,005 Sempra Energy 4.125% 4/01/52 BBB- 2,630,402
4,750 Sempra Energy 4.875% N/A (3) BBB- 4,560,000
20,409 Total Multi-Utilities 19,235,966
Oil, Gas & Consumable Fuels - 2.8%
2,578 Enbridge Inc 5.500% 7/15/77 BBB- 2,408,552
4,075 Enbridge Inc 7.625% 1/15/83 BBB- 4,201,247
5,765 Enbridge Inc (4) 5.750% 7/15/80 BBB- 5,455,362
1,540 Enbridge Inc (4) 6.000% 1/15/77 BBB- 1,463,293
3,320 Energy Transfer LP (4) 6.500% N/A (3) BB 3,113,762
630 Energy Transfer LP 7.125% N/A (3) BB 575,505
2,447 MPLX LP (4) 6.875% N/A (3) BB+ 2,447,734
3,015 Transcanada Trust (5) 5.600% 3/07/82 BBB 2,698,425
3,010 Transcanada Trust (4) 5.500% 9/15/79 BBB 2,716,364
26,380 Total Oil, Gas & Consumable Fuels 25,080,244
Trading Companies & Distributors - 3.6%
15,493 AerCap Global Aviation Trust, 144A (4) 6.500% 6/15/45 BB+ 15,149,520
6,030 AerCap Holdings NV (4) 5.875% 10/10/79 BB+ 5,775,414
4,180 Air Lease Corp (4) 4.650% N/A (3) BB+ 3,709,750
8,474 ILFC E-Capital Trust I, 144A 6.538% 12/21/65 BB+ 5,627,524

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors (continued)
$ 1,960 ILFC E-Capital Trust I, 144A 6.288% 12/21/65 B+ $ 1,259,300
36,137 Total Trading Companies & Distributors 31,521,508
U.S. Agency - 0.8%
2,420 Farm Credit Bank of Texas, 144A (4) 5.700% N/A (3) Baa1 2,250,600
5,835 Farm Credit Bank of Texas, 144A (4) 6.200% N/A (3) BBB+ 5,222,325
8,255 Total U.S. Agency 7,472,925
Wireless Telecommunication Services - 0.8%
6,644 Vodafone Group PLC 7.000% 4/04/79 BB+ 6,842,722
6,644 Total Wireless Telecommunication Services 6,842,722
$ 702,555 Total $1,000 Par (or similar) Institutional Preferred (cost $708,331,913) 682,137,041
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 436,801,676 CONTINGENT CAPITAL SECURITIES - 49.6% (31.9% of Total Investments)
X 436,801,676
Banks - 35.6%
$ 2,025 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A (4)
6.750% N/A (3) Baa2 $ 2,042,212
3,805 Banco Bilbao Vizcaya Argentaria SA (4) 6.125% N/A (3) Ba2 3,526,691
12,820 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 12,547,703
3,120 Banco Mercantil del Norte SA/Grand Cayman, 144A (4) 7.625% N/A (3) Ba2 3,084,994
4,700 Banco Mercantil del Norte SA/Grand Cayman, 144A (4) 7.500% N/A (3) Ba2 4,521,400
7,905 Banco Santander SA 4.750% N/A (3) Ba1 6,858,918
10,600 Banco Santander SA , Reg S 7.500% N/A (3) Ba1 10,520,500
10,185 Barclays PLC 8.000% N/A (3) BBB- 10,146,806
6,440 Barclays PLC 6.125% N/A (3) BBB- 6,150,136
17,495 Barclays PLC 7.750% N/A (3) BBB- 17,363,263
6,985 Barclays PLC 8.000% N/A (3) BBB- 7,013,988
1,000 BNP Paribas SA, 144A 7.000% N/A (3) BBB 990,000
13,810 BNP Paribas SA, 144A 7.375% N/A (3) BBB 13,893,689
11,770 BNP Paribas SA, 144A 6.625% N/A (3) BBB 11,608,162
1,850 BNP Paribas SA, 144A 7.750% N/A (3) BBB 1,914,750
1,090 BNP Paribas SA, 144A 9.250% N/A (3) BBB 1,183,740
12,445 Credit Agricole SA, 144A 8.125% N/A (3) BBB 12,828,182
7,754 Credit Agricole SA, 144A (4) 7.875% N/A (3) BBB 7,746,246
1,600 Danske Bank A/S , Reg S 7.000% N/A (3) BBB- 1,552,000
1,840 Danske Bank A/S , Reg S 4.375% N/A (3) BBB- 1,616,900
1,815 Danske Bank A/S , Reg S 6.125% N/A (3) BBB- 1,767,592
20,270 HSBC Holdings PLC (4),(5) 6.000% N/A (3) BBB 19,467,308
23,364 HSBC Holdings PLC (5) 6.375% N/A (3) BBB 23,060,268
12,425 ING Groep NV , Reg S 6.750% N/A (3) BBB 12,192,031
9,280 ING Groep NV (5) 5.750% N/A (3) BBB 8,781,014
7,585 ING Groep NV 6.500% N/A (3) BBB 7,414,868
3,805 Intesa Sanpaolo SpA, 144A (4) 7.700% N/A (3) BB- 3,591,909
20,395 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 20,196,149
11,980 Lloyds Banking Group PLC (4) 7.500% N/A (3) Baa3 11,891,228
3,350 Macquarie Bank Ltd/London, 144A (4) 6.125% N/A (3) BB+ 3,083,765
11,569 NatWest Group PLC (4) 6.000% N/A (3) Baa3 11,048,395
11,190 NatWest Group PLC 8.000% N/A (3) BBB- 11,315,888
6,985 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 6,888,956
8,746 Societe Generale SA, 144A 7.875% N/A (3) BB+ 8,702,270
2,820 Societe Generale SA, 144A 4.750% N/A (3) BB+ 2,508,672
6,268 Societe Generale SA, 144A 8.000% N/A (3) BB 6,346,350
2,495 Societe Generale SA, 144A 9.375% N/A (3) BB+ 2,679,006
2,066 Societe Generale SA, 144A (4) 6.750% N/A (3) BB 1,923,872
2,010 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- 2,019,708

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

JPC
Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 2,681 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- $ 2,634,083
5,300 Standard Chartered PLC, 144A 4.300% N/A (3) BBB- 4,538,920
5,500 UniCredit SpA , Reg S 8.000% N/A (3) BB- 5,424,375
321,138 Total Banks 314,586,907
Capital Markets - 13.6%
6,370 Credit Suisse Group AG, 144A 9.750% N/A (3) BB- 6,178,900
8,090 Credit Suisse Group AG, 144A 6.375% N/A (3) Ba2 6,552,900
18,750 Credit Suisse Group AG, 144A (5) 7.500% N/A (3) BB- 17,357,945
10,229 Credit Suisse Group AG, 144A (4) 7.250% N/A (3) BB- 8,387,780
8,210 Credit Suisse Group AG, 144A 7.500% N/A (3) BB- 7,778,975
20,620 Deutsche Bank AG (4),(5) 6.000% N/A (3) Ba2 18,715,823
17,870 UBS Group AG, 144A (4) 7.000% N/A (3) BBB 17,757,776
3,755 UBS Group AG, 144A 3.875% N/A (3) BBB 3,240,703
15,645 UBS Group AG , Reg S 7.000% N/A (3) BBB 15,759,208
15,780 UBS Group AG , Reg S 6.875% N/A (3) BBB 15,653,760
1,655 UBS Group AG, 144A 4.875% N/A (3) BBB 1,487,680
126,974 Total Capital Markets 118,871,450
Commercial Banks - 0.4%
3,415 HSBC Holdings PLC (4) 6.375% N/A (3) BBB 3,343,319
3,415 Total Commercial Banks 3,343,319
$ 451,527 Total Contingent Capital Securities (cost $453,012,417) 436,801,676
Shares Description (1) Coupon Ratings (2) Value
X 241,819,547 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 27.5% (17.6% of Total Investments)
X 241,819,547
Banks - 7.3%
93,724 CoBank ACB 6.200% BBB+ $ 9,278,676
165,500 Farm Credit Bank of Texas, 144A (4) 6.750% Baa1 16,508,625
221,181 Fifth Third Bancorp (4) 6.625% Baa3 5,522,890
427,000 KeyCorp 6.200% Baa3 10,944,010
138,275 KeyCorp 6.125% Baa3 3,599,298
219,461 Regions Financial Corp 6.375% Baa3 5,721,348
67,764 Regions Financial Corp 5.700% Baa3 1,685,291
91,115 Synovus Financial Corp 5.875% BB- 2,256,919
68,200 Wells Fargo & Co 4.750% Baa2 1,447,886
141,500 Western Alliance Bancorp 4.250% Ba1 3,038,005
160,747 Wintrust Financial Corp 6.875% BB 4,187,459
Total Banks 64,190,407
Capital Markets - 3.1%
57,993 Goldman Sachs Group Inc/The 5.500% BB+ 1,446,925
203,611 Morgan Stanley 5.850% BBB 5,120,817
100,352 Morgan Stanley 6.375% BBB 2,564,997
110,293 Morgan Stanley 6.875% BBB 2,781,590
115,800 Morgan Stanley 6.500% BBB 3,015,432
484,260 Morgan Stanley (4) 7.125% BBB 12,319,574
Total Capital Markets 27,249,335
Consumer Finance - 0.5%
84,573 Capital One Financial Corp (4) 5.000% Baa3 1,851,303
132,414 Synchrony Financial (4) 5.625% BB- 2,623,121
Total Consumer Finance 4,474,424

Shares   Description (1) Coupon Ratings (2) Value
Diversified Financial Services - 1.7%
74,600 AgriBank FCB 6.875% BBB+ $ 7,460,000
114,400 Equitable Holdings Inc 5.250% BBB- 2,587,728
204,839 Voya Financial Inc 5.350% BBB- 5,161,943
Total Diversified Financial Services 15,209,671
Diversified Telecommunication Services - 0.1%
52,800 AT&T Inc (4) 4.750% BBB- 1,107,744
Total Diversified Telecommunication Services 1,107,744
Food Products - 2.6%
229,411 CHS Inc (4) 7.875% N/R 5,946,333
295,991 CHS Inc 7.100% N/R 7,565,530
279,909 CHS Inc 6.750% N/R 7,087,296
23,900 Dairy Farmers of America Inc, 144A 7.875% BB+ 2,294,400
Total Food Products 22,893,559
Insurance - 8.3%
226,000 American Equity Investment Life Holding Co 6.625% BB 5,810,460
460,300 American Equity Investment Life Holding Co 5.950% BB 11,056,406
423,677 Aspen Insurance Holdings Ltd 5.950% BB+ 10,469,059
107,800 Aspen Insurance Holdings Ltd 5.625% BB+ 2,384,536
82,800 Assurant Inc 5.250% Baa3 1,897,776
236,052 Athene Holding Ltd 6.375% BBB 6,031,129
411,533 Athene Holding Ltd 6.350% BBB 10,481,745
63,400 Delphi Financial Group Inc 7.796% BBB 1,442,350
319,645 Enstar Group Ltd 7.000% BBB- 7,681,069
219,645 Maiden Holdings North America Ltd 7.750% N/R 4,171,037
116,700 Reinsurance Group of America Inc 7.125% BBB+ 3,108,888
273,630 Reinsurance Group of America Inc 5.750% BBB+ 7,152,688
46,100 Selective Insurance Group Inc 4.600% BBB- 858,843
Total Insurance 72,545,986
Oil, Gas & Consumable Fuels - 1.9%
60,200 Energy Transfer LP 7.600% BB 1,444,800
221,982 NuStar Energy LP 11.502% B2 5,553,990
242,497 NuStar Energy LP 10.379% B2 5,635,630
163,651 NuStar Logistics LP 11.526% B 4,102,730
Total Oil, Gas & Consumable Fuels 16,737,150
Thrifts & Mortgage Finance - 1.2%
70,467 Federal Agricultural Mortgage Corp 6.000% N/R 1,885,697
337,570 New York Community Bancorp Inc 6.375% Ba2 8,334,603
Total Thrifts & Mortgage Finance 10,220,300
Trading Companies & Distributors - 0.8%
207,815 Air Lease Corp 6.150% BB+ 5,110,171
76,500 WESCO International Inc 10.625% B+ 2,080,800
Total Trading Companies & Distributors 7,190,971
Total $25 Par (or similar) Retail Preferred (cost $246,966,528) 241,819,547
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 3,624,189 CORPORATE BONDS - 0.4% (0.2% of Total Investments)
X 3,624,189
Banks - 0.1%
$ 1,180 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 $ 1,190,814
1,180 Total Banks 1,190,814

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

JPC
A
Investments in Derivatives
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Insurance - 0.3%
$ 2,575 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ $ 2,433,375
2,575 Total Insurance 2,433,375
$ 3,755 Total Corporate Bonds (cost $3,761,302) 3,624,189
Total Long-Term Investments (cost $1,412,072,160) 1,364,382,453
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.7% (0.5% of Total Investments)
X 6,169,002 REPURCHASE AGREEMENTS - 0.7% (0.5% of Total Investments)
X 6,169,002
$ 6,169 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$6,169,221, collateralized by $6,473,200, U.S. Treasury
Note, 2.875%, due 6/15/25, value $6,292,404
1.280% 2/01/23 $ 6,169,002
Total Short-Term Investments (cost $6,169,002) 6,169,002
Total Investments (cost $ 1,418,241,162 ) - 155 .6% 1,370,551,455
Borrowings - (28.3)% (8),(9) (249,400,000)
Reverse Repurchase Agreements, including accrued interest - (11.6)%(10) (102,518,768)
Taxable Fund Preferred Shares, net of deferred offering costs - (17.0)%(11) (149,335,943)
Other Assets & Liabilities, Net -   1.3%(12) 11,676,924
Net Assets Applicable to Common Shares - 100% $ 880,973,668
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index Fixed Rate
Fixed Rate
Payment
Frequency
Effective
Date (13)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 277,500,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 12,402,666 $ 12,402,666
Morgan Stanley
Capital Services, LLC 48,000,000 Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/26 7/01/28 1,787,339 1,787,339
Total unrealized appreciation on interest rate swaps $ 14,190,005
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $259,427,523 have been pledged as collateral for reverse repurchase agreements.
(5) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$186,388,673.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Borrowings as a percentage of Total Investments is 18.2%.
(9) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $892,602,698 have been pledged as collateral for borrowings.
(10) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 7.5%.
(11) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.9%.

(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(13) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See accompanying notes to financial statements

Nuveen Preferred and Income Term Fund
Portfolio of Investments January 31, 2023
(Unaudited)
JPI
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 154.3%   (99.7% of Total Investments)
X 357,876,903 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 75.2% (48.6% of Total Investments)
X 357,876,903
Automobiles - 2.2%
$ 7,963 General Motors Financial Co Inc (3) 5.750% N/A (4) BB+ $ 7,288,618
3,610 General Motors Financial Co Inc (3) 5.700% N/A (4) BB+ 3,339,250
11,573 Total Automobiles 10,627,868
Banks - 27.0%
1,330 Bank of America Corp 6.100% N/A (4) BBB+ 1,330,532
3,815 Bank of America Corp (3) 6.300% N/A (4) BBB+ 3,859,636
3,620 Bank of America Corp (3) 6.500% N/A (4) BBB+ 3,637,962
3,290 Bank of America Corp 6.250% N/A (4) BBB+ 3,287,960
2,430 Bank of America Corp 4.375% N/A (4) BBB+ 2,205,468
1,695 Citigroup Inc 4.150% N/A (4) BBB- 1,508,550
2,870 Citigroup Inc (5) 6.250% N/A (4) BBB- 2,888,770
4,850 Citigroup Inc (3) 5.000% N/A (4) BBB- 4,631,750
7,308 Citigroup Inc (3) 5.950% N/A (4) BBB- 7,121,824
7,565 Citigroup Inc (3) 6.300% N/A (4) BBB- 7,442,069
1,530 Citizens Financial Group Inc 4.000% N/A (4) BB+ 1,325,628
880 Citizens Financial Group Inc 6.375% N/A (4) BB+ 842,952
4,805 CoBank ACB (3) 6.450% N/A (4) BBB+ 4,851,347
1,065 Fifth Third Bancorp 4.500% N/A (4) Baa3 1,022,402
2,670 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (6)
8.741% N/A (4) N/R 2,680,918
860 Goldman Sachs Group Inc/The 3.800% N/A (4) BBB- 752,909
850 Goldman Sachs Group Inc/The 4.400% N/A (4) BB+ 770,451
2,121 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (4) BBB 2,661,855
4,740 Huntington Bancshares Inc/OH 5.625% N/A (4) Baa3 4,655,632
2,305 JPMorgan Chase & Co 3.650% N/A (4) BBB+ 2,100,431
5,800 JPMorgan Chase & Co (5) 5.000% N/A (4) BBB+ 5,640,500
10,092 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 10,193,727
2,945 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 2,937,637
2,430 KeyCorp 5.000% N/A (4) Baa3 2,358,072
1,570 M&T Bank Corp 6.450% N/A (4) Baa2 1,566,048
1,340 M&T Bank Corp 3.500% N/A (4) Baa2 1,125,600
2,785 M&T Bank Corp 5.125% N/A (4) Baa2 2,584,482
945 PNC Financial Services Group Inc 6.200% N/A (4) Baa2 945,283
1,407 PNC Financial Services Group Inc/The 5.000% N/A (4) Baa2 1,322,883
2,130 PNC Financial Services Group Inc/The 3.400% N/A (4) Baa2 1,815,825
2,340 PNC Financial Services Group Inc/The 6.000% N/A (4) Baa2 2,328,066
799 PNC Financial Services Group Inc/The (3-Month LIBOR
reference rate + 3.678% spread) (6)
3.804% N/A (4) Baa2 800,997
1,745 Regions Financial Corp 5.750% N/A (4) Baa3 1,733,286
1,320 SVB Financial Group 4.000% N/A (4) Baa2 1,056,816
730 SVB Financial Group 4.700% N/A (4) Baa2 558,450
830 SVB Financial Group 4.100% N/A (4) Baa2 616,275
3,270 Truist Financial Corp 5.100% N/A (4) Baa2 3,168,620
7,960 Truist Financial Corp (5) 4.800% N/A (4) Baa2 7,627,392
1,805 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (5),(6)
7.871% N/A (4) Baa2 1,820,794
6,540 Wells Fargo & Co 3.900% N/A (4) Baa2 6,029,062
3,256 Wells Fargo & Co 5.900% N/A (4) Baa2 3,186,810
1,230 Wells Fargo & Co (5) 7.950% 11/15/29 Baa1 1,400,051
5,803 Wells Fargo & Co 5.875% N/A (4) Baa2 5,775,146
1,050 Zions Bancorp NA 5.800% N/A (4) BB+ 1,033,259

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 1,415 Zions Bancorp NA (5) 7.200% N/A (4) BB+ $ 1,429,150
132,136 Total Banks 128,633,277
Capital Markets - 3.5%
1,145 Bank of New York Mellon Corp/The 4.700% N/A (4) Baa1 1,119,206
4,215 Charles Schwab Corp (3) 5.375% N/A (4) BBB 4,182,123
1,950 Charles Schwab Corp/The 4.000% N/A (4) BBB 1,796,730
4,595 Goldman Sachs Group Inc/The 5.500% N/A (4) BBB- 4,549,050
4,127 Goldman Sachs Group Inc/The (3),(5) 5.300% N/A (4) BBB- 4,059,158
950 Goldman Sachs Group Inc/The 4.125% N/A (4) BBB- 845,005
16,982 Total Capital Markets 16,551,272
Communications Equipment - 0.3%
1,920 Vodafone Group PLC 4.125% 6/04/81 BB+ 1,554,432
1,920 Total Communications Equipment 1,554,432
Consumer Finance - 2.4%
2,570 Ally Financial Inc 4.700% N/A (4) Ba2 1,972,475
3,190 Ally Financial Inc (3) 4.700% N/A (4) Ba2 2,623,775
2,350 American Express Co 3.550% N/A (4) Baa2 2,079,280
2,705 Capital One Financial Corp 3.950% N/A (4) Baa3 2,347,774
1,820 Discover Financial Services 6.125% N/A (4) Ba2 1,804,257
800 Discover Financial Services 5.500% N/A (4) Ba2 704,000
13,435 Total Consumer Finance 11,531,561
Diversified Financial Services - 4.9%
2,010 American AgCredit Corp, 144A 5.250% N/A (4) BB+ 1,763,775
2,425 Capital Farm Credit ACA, 144A 5.000% N/A (4) BB 2,206,750
12 Compeer Financial ACA, 144A 6.750% N/A (4) BB+ 11,723,607
1,050 Compeer Financial ACA, 144A 4.875% N/A (4) BB+ 926,626
3,430 Equitable Holdings Inc 4.950% N/A (4) BBB- 3,326,702
3,171 Voya Financial Inc (5) 6.125% N/A (4) BBB- 3,161,170
12,098 Total Diversified Financial Services 23,108,630
Electric Utilities - 2.6%
1,920 American Electric Power Co Inc (5) 3.875% 2/15/62 BBB 1,646,668
2,110 Edison International 5.000% N/A (4) BB+ 1,875,980
930 Edison International 5.375% N/A (4) BB+ 868,788
6,100 Emera Inc (5) 6.750% 6/15/76 BB+ 5,991,012
1,935 Southern Co/The 4.000% 1/15/51 BBB- 1,840,824
12,995 Total Electric Utilities 12,223,272
Food Products - 4.6%
2,250 Dairy Farmers of America Inc, 144A 7.125% N/A (4) BB+ 1,923,750
2,240 Land O' Lakes Inc, 144A (3) 7.250% N/A (4) BB 1,982,400
12,550 Land O' Lakes Inc, 144A (3) 8.000% N/A (4) BB 11,797,000
7,223 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 6,356,240
24,263 Total Food Products 22,059,390
Independent Power Producers & Energy Traders - 1.2%
1,240 AES Andes SA, 144A 7.125% 3/26/79 BB 1,200,630
2,550 AES Andes SA, 144A 6.350% 10/07/79 BB 2,409,750
1,135 Vistra Corp, 144A 8.000% N/A (4) Ba3 1,112,584
1,095 Vistra Corp, 144A 7.000% N/A (4) Ba3 1,023,825
6,020 Total Independent Power Producers & Energy Traders 5,746,789

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

JPI
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Industrial Conglomerates - 1.6%
$ 7,552 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (3),(6)
8.099% N/A (4) BBB- $ 7,525,568
7,552 Total Industrial Conglomerates 7,525,568
Insurance - 14.4%
1,505 Aegon NV 5.500% 4/11/48 Baa1 1,434,369
1,447 American International Group Inc (5) 5.750% 4/01/48 BBB- 1,423,486
8,580 Assurant Inc (5) 7.000% 3/27/48 Baa3 8,494,158
10,595 Assured Guaranty Municipal Holdings Inc, 144A (5) 6.400% 12/15/66 BBB+ 10,038,762
2,320 AXIS Specialty Finance LLC (5) 4.900% 1/15/40 BBB 1,970,808
1,540 Enstar Finance LLC 5.750% 9/01/40 BBB- 1,380,302
1,505 Enstar Finance LLC (5) 5.500% 1/15/42 BBB- 1,241,324
1,375 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 1,326,188
4,755 Markel Corp (3) 6.000% N/A (4) BBB- 4,743,113
1,270 MetLife Inc (5) 5.875% N/A (4) BBB 1,260,475
1,850 MetLife Inc 3.850% N/A (4) BBB 1,760,666
3,440 MetLife Inc, 144A 9.250% 4/08/38 BBB 4,153,800
2,335 PartnerRe Finance B LLC (5) 4.500% 10/01/50 Baa1 2,086,330
4,129 Provident Financing Trust I (3) 7.405% 3/15/38 BB+ 4,387,062
700 Prudential Financial Inc 3.700% 10/01/50 BBB+ 602,657
1,405 Prudential Financial Inc 5.125% 3/01/52 BBB+ 1,310,724
7,495 QBE Insurance Group Ltd, 144A 7.500% 11/24/43 Baa1 7,534,152
2,770 QBE Insurance Group Ltd, 144A (5) 5.875% N/A (4) Baa2 2,728,450
1,135 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 1,131,740
9,195 SBL Holdings Inc, 144A 7.000% N/A (4) BB 7,621,979
2,600 SBL Holdings Inc, 144A 6.500% N/A (4) BB 1,992,380
71,946 Total Insurance 68,622,925
Media - 0.3%
1,660 Paramount Global 6.375% 3/30/62 Baa3 1,448,300
1,660 Total Media 1,448,300
Multi-Utilities - 2.3%
1,195 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 1,009,775
4,505 CenterPoint Energy Inc 6.125% N/A (4) BBB- 4,431,794
570 CMS Energy Corp (5) 4.750% 6/01/50 BBB- 518,392
1,215 NiSource Inc 5.650% N/A (4) BBB- 1,178,620
1,785 Sempra Energy (5) 4.125% 4/01/52 BBB- 1,562,485
2,365 Sempra Energy 4.875% N/A (4) BBB- 2,270,400
11,635 Total Multi-Utilities 10,971,466
Oil, Gas & Consumable Fuels - 2.9%
1,245 Enbridge Inc 5.500% 7/15/77 BBB- 1,163,168
2,245 Enbridge Inc 7.625% 1/15/83 BBB- 2,314,552
690 Enbridge Inc 6.000% 1/15/77 BBB- 655,631
3,520 Enbridge Inc (5) 5.750% 7/15/80 BBB- 3,330,941
1,590 Energy Transfer LP (5) 6.500% N/A (4) BB 1,491,229
345 Energy Transfer LP (5) 7.125% N/A (4) BB 315,158
1,620 MPLX LP (5) 6.875% N/A (4) BB+ 1,620,486
1,645 Transcanada Trust (5) 5.500% 9/15/79 BBB 1,484,525
1,650 Transcanada Trust (5) 5.600% 3/07/82 BBB 1,476,750
14,550 Total Oil, Gas & Consumable Fuels 13,852,440
Trading Companies & Distributors - 3.6%
7,045 AerCap Global Aviation Trust, 144A (5) 6.500% 6/15/45 BB+ 6,888,812
1,915 AerCap Holdings NV 5.875% 10/10/79 BB+ 1,834,149
2,045 Air Lease Corp 4.650% N/A (4) BB+ 1,814,937
1,855 ILFC E-Capital Trust I, 144A (5) 6.288% 12/21/65 B+ 1,191,838

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors (continued)
$ 7,902 ILFC E-Capital Trust I, 144A (5) 6.538% 12/21/65 BB+ $ 5,247,663
20,762 Total Trading Companies & Distributors 16,977,399
U.S. Agency - 0.7%
2,270 Farm Credit Bank of Texas, 144A 5.700% N/A (4) Baa1 2,111,100
1,180 Farm Credit Bank of Texas, 144A 6.200% N/A (4) BBB+ 1,056,100
3,450 Total U.S. Agency 3,167,200
Wireless Telecommunication Services - 0.7%
3,180 Vodafone Group PLC 7.000% 4/04/79 BB+ 3,275,114
3,180 Total Wireless Telecommunication Services 3,275,114
$ 366,157 Total $1,000 Par (or similar) Institutional Preferred (cost $371,846,555) 357,876,903
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 237,265,159 CONTINGENT CAPITAL SECURITIES - 49.8% (32.2% of Total Investments)
X 237,265,159
Banks - 36.1%
$ 1,470 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (4) Baa2 $ 1,482,495
3,570 Banco Bilbao Vizcaya Argentaria SA (5) 6.125% N/A (4) Ba2 3,308,880
5,600 Banco Bilbao Vizcaya Argentaria SA (3) 6.500% N/A (4) Ba2 5,481,056
1,300 Banco Mercantil del Norte SA/Grand Cayman, 144A (5) 7.500% N/A (4) Ba2 1,250,600
2,930 Banco Mercantil del Norte SA/Grand Cayman, 144A (5) 7.625% N/A (4) Ba2 2,897,125
5,200 Banco Santander SA , Reg S 7.500% N/A (4) Ba1 5,161,000
4,660 Banco Santander SA 4.750% N/A (4) Ba1 4,043,334
5,170 Barclays PLC (5) 8.000% N/A (4) BBB- 5,150,612
3,460 Barclays PLC 8.000% N/A (4) BBB- 3,474,359
7,610 Barclays PLC (5) 7.750% N/A (4) BBB- 7,552,697
6,095 Barclays PLC (3) 6.125% N/A (4) BBB- 5,820,664
950 BNP Paribas SA, 144A 7.000% N/A (4) BBB 940,500
6,020 BNP Paribas SA, 144A (3) 6.625% N/A (4) BBB 5,937,225
7,615 BNP Paribas SA, 144A (3) 7.375% N/A (4) BBB 7,661,147
1,000 BNP Paribas SA, 144A 7.750% N/A (4) BBB 1,035,000
795 BNP Paribas SA, 144A 9.250% N/A (4) BBB 863,370
6,979 Credit Agricole SA, 144A (3) 8.125% N/A (4) BBB 7,193,883
3,935 Credit Agricole SA, 144A 7.875% N/A (4) BBB 3,931,065
870 Danske Bank A/S , Reg S 7.000% N/A (4) BBB- 843,900
1,020 Danske Bank A/S , Reg S 6.125% N/A (4) BBB- 993,358
970 Danske Bank A/S , Reg S 4.375% N/A (4) BBB- 852,387
13,356 HSBC Holdings PLC (3) 6.375% N/A (4) BBB 13,182,372
10,360 HSBC Holdings PLC (3) 6.000% N/A (4) BBB 9,949,744
4,850 ING Groep NV (3) 5.750% N/A (4) BBB 4,589,215
6,740 ING Groep NV , Reg S 6.750% N/A (4) BBB 6,613,625
4,270 ING Groep NV (3) 6.500% N/A (4) BBB 4,174,224
2,139 Intesa Sanpaolo SpA, 144A (5) 7.700% N/A (4) BB- 2,019,210
6,550 Lloyds Banking Group PLC (3) 7.500% N/A (4) Baa3 6,486,137
10,515 Lloyds Banking Group PLC (3) 7.500% N/A (4) Baa3 10,437,084
3,050 Macquarie Bank Ltd/London, 144A 6.125% N/A (4) BB+ 2,807,607
5,950 NatWest Group PLC 8.000% N/A (4) BBB- 6,016,938
6,240 NatWest Group PLC 6.000% N/A (4) Baa3 5,959,200
3,735 Nordea Bank Abp, 144A (3) 6.625% N/A (4) BBB+ 3,683,644
1,928 Societe Generale SA, 144A (5) 6.750% N/A (4) BB 1,795,365
2,635 Societe Generale SA, 144A (5) 4.750% N/A (4) BB+ 2,344,096
1,820 Societe Generale SA, 144A 8.000% N/A (4) BB 1,842,750
4,723 Societe Generale SA, 144A 7.875% N/A (4) BB+ 4,699,385
1,265 Societe Generale SA, 144A 9.375% N/A (4) BB+ 1,358,294
2,890 Standard Chartered PLC, 144A 4.300% N/A (4) BBB- 2,474,996

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

JPI
Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 1,875 Standard Chartered PLC, 144A 7.750% N/A (4) BBB- $ 1,884,056
725 Standard Chartered PLC, 144A 6.000% N/A (4) BBB- 712,313
2,990 UniCredit SpA , Reg S 8.000% N/A (4) BB- 2,948,888
175,825 Total Banks 171,853,800
Capital Markets - 13.3%
3,450 Credit Suisse Group AG, 144A 9.750% N/A (4) BB- 3,346,500
4,407 Credit Suisse Group AG, 144A 7.500% N/A (4) BB- 4,175,632
9,496 Credit Suisse Group AG, 144A (3),(5) 7.250% N/A (4) BB- 7,786,720
8,520 Credit Suisse Group AG, 144A (5) 7.500% N/A (4) BB- 7,887,450
1,955 Credit Suisse Group AG, 144A (5) 6.375% N/A (4) Ba2 1,583,550
10,995 Deutsche Bank AG (3),(5) 6.000% N/A (4) Ba2 9,979,655
7,637 UBS Group AG , Reg S 7.000% N/A (4) BBB 7,692,750
2,780 UBS Group AG, 144A 3.875% N/A (4) BBB 2,399,242
9,405 UBS Group AG , Reg S 6.875% N/A (4) BBB 9,329,760
8,620 UBS Group AG, 144A (5) 7.000% N/A (4) BBB 8,565,866
900 UBS Group AG, 144A 4.875% N/A (4) BBB 809,010
68,165 Total Capital Markets 63,556,135
Commercial Banks - 0.4%
1,895 HSBC Holdings PLC 6.375% N/A (4) BBB 1,855,224
1,895 Total Commercial Banks 1,855,224
$ 245,885 Total Contingent Capital Securities (cost $246,864,514) 237,265,159
Shares Description (1) Coupon Ratings (2) Value
X 135,993,617 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 28.6% (18.5% of Total Investments)
X 135,993,617
Banks - 7.8%
62,728 CoBank ACB 6.200% BBB+ $ 6,210,072
111,200 Farm Credit Bank of Texas, 144A (3),(5) 6.750% Baa1 11,092,200
98,863 Fifth Third Bancorp 6.625% Baa3 2,468,609
232,000 KeyCorp 6.200% Baa3 5,946,160
25,900 KeyCorp 6.125% Baa3 674,177
120,200 Regions Financial Corp 6.375% Baa3 3,133,614
57,838 Regions Financial Corp 5.700% Baa3 1,438,431
71,253 Synovus Financial Corp 5.875% BB- 1,764,937
64,600 Wells Fargo & Co 4.750% Baa2 1,371,458
43,000 Western Alliance Bancorp 4.250% Ba1 923,210
86,389 Wintrust Financial Corp 6.875% BB 2,250,433
Total Banks 37,273,301
Capital Markets - 3.0%
31,549 Goldman Sachs Group Inc/The 5.500% BB+ 787,147
101,372 Morgan Stanley 7.125% BBB 2,578,904
93,300 Morgan Stanley 6.375% BBB 2,384,748
83,476 Morgan Stanley 6.875% BBB 2,105,265
63,000 Morgan Stanley 6.500% BBB 1,640,520
196,300 Morgan Stanley 5.850% BBB 4,936,945
Total Capital Markets 14,433,529
Consumer Finance - 0.3%
66,500 Synchrony Financial 5.625% BB- 1,317,365
Total Consumer Finance 1,317,365

Shares   Description (1) Coupon Ratings (2) Value
Diversified Financial Services - 3.0%
69,700 AgriBank FCB 6.875% BBB+ $ 6,970,000
105,500 Equitable Holdings Inc (5) 5.250% BBB- 2,386,410
190,535 Voya Financial Inc (3) 5.350% BBB- 4,801,482
Total Diversified Financial Services 14,157,892
Diversified Telecommunication Services - 0.2%
49,500 AT&T Inc (5) 4.750% BBB- 1,038,510
Total Diversified Telecommunication Services 1,038,510
Food Products - 2.6%
61,800 CHS Inc 7.875% N/R 1,601,856
169,110 CHS Inc 6.750% N/R 4,281,865
168,229 CHS Inc 7.100% N/R 4,299,934
20,500 Dairy Farmers of America Inc, 144A 7.875% BB+ 1,968,000
Total Food Products 12,151,655
Insurance - 7.8%
122,300 American Equity Investment Life Holding Co 6.625% BB 3,144,333
241,300 American Equity Investment Life Holding Co 5.950% BB 5,796,026
231,598 Aspen Insurance Holdings Ltd 5.950% BB+ 5,722,786
62,000 Aspen Insurance Holdings Ltd 5.625% BB+ 1,371,440
45,000 Assurant Inc 5.250% Baa3 1,031,400
120,000 Athene Holding Ltd 6.375% BBB 3,066,000
159,300 Athene Holding Ltd (5) 6.350% BBB 4,057,371
39,400 Delphi Financial Group Inc (5) 7.796% BBB 896,350
123,400 Enstar Group Ltd (5) 7.000% BBB- 2,965,302
150,629 Maiden Holdings North America Ltd (5) 7.750% N/R 2,860,430
64,300 Reinsurance Group of America Inc 7.125% BBB+ 1,712,952
146,800 Reinsurance Group of America Inc (5) 5.750% BBB+ 3,837,352
43,200 Selective Insurance Group Inc 4.600% BBB- 804,816
Total Insurance 37,266,558
Oil, Gas & Consumable Fuels - 1.9%
33,200 Energy Transfer LP 7.600% BB 796,800
139,235 NuStar Energy LP (5) 10.379% B2 3,235,822
125,403 NuStar Energy LP 11.502% B2 3,137,583
71,018 NuStar Logistics LP (5) 11.526% B 1,780,421
Total Oil, Gas & Consumable Fuels 8,950,626
Thrifts & Mortgage Finance - 1.2%
47,855 Federal Agricultural Mortgage Corp 6.000% N/R 1,280,600
169,115 New York Community Bancorp Inc (5) 6.375% Ba2 4,175,449
Total Thrifts & Mortgage Finance 5,456,049
Trading Companies & Distributors - 0.8%
114,543 Air Lease Corp (5) 6.150% BB+ 2,816,612
41,600 WESCO International Inc 10.625% B+ 1,131,520
Total Trading Companies & Distributors 3,948,132
Total $25 Par (or similar) Retail Preferred (cost $138,185,240) 135,993,617
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 3,362,944 CORPORATE BONDS - 0.7% (0.4% of Total Investments)
X 3,362,944
Banks - 0.2%
$ 1,085 Commerzbank AG, 144A (5) 8.125% 9/19/23 Baa3 $ 1,094,944
1,085 Total Banks 1,094,944

Nuveen Preferred and Income Term Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

JPI
Investments in Derivatives
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Insurance - 0.5%
$ 2,400 Fidelis Insurance Holdings Ltd, 144A (5) 6.625% 4/01/41 BB+ $ 2,268,000
2,400 Total Insurance 2,268,000
$ 3,485 Total Corporate Bonds (cost $3,485,000) 3,362,944
Total Long-Term Investments (cost $760,381,309) 734,498,623
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.4% (0.3% of Total Investments)
X 2,086,097 REPURCHASE AGREEMENTS - 0.4% (0.3% of Total Investments)
X 2,086,097
$ 2,086 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$2,086,172, collateralized by $2,189,000, U.S. Treasury
Note, 2.875%, due 6/15/25, value $2,127,861
1.280% 2/01/23 $ 2,086,097
Total Short-Term Investments (cost $2,086,097) 2,086,097
Total Investments (cost $ 762,467,406 ) - 154 .7% 736,584,720
Borrowings - (41.7)% (8),(9) (198,400,000)
Reverse Repurchase Agreements, including accrued interest - (13.7)%(10) (65,402,830)
Other Assets & Liabilities, Net -   0.7%(11) 3,257,246
Net Assets Applicable to Common Shares - 100% $ 476,039,136
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index Fixed Rate
Fixed Rate
Payment
Frequency
Effective
Date (12)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 45,000,000 Receive
1-Month
LIBOR 2.333% Monthly 7/01/19 10/01/23 7/01/24 $ 852,642 $ 852,642
Morgan Stanley
Capital Services, LLC 112,000,000 Receive
1-Month
LIBOR 1.928% Monthly 6/01/18 3/01/23 3/01/24 473,275 473,275
Total unrealized appreciation on interest rate swaps $ 1,325,917
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$184,582,319.
(4) Perpetual security. Maturity date is not applicable.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $148,932,303 have been pledged as collateral for reverse repurchase agreements.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Borrowings as a percentage of Total Investments is 26.9%.
(9) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $503,534,861 have been pledged as collateral for borrowings.
(10) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 8.9%.
(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(12) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See accompanying notes to financial statements

Nuveen Preferred & Income Securities Fund
Portfolio of Investments January 31, 2023
(Unaudited)
JPS
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 155.5%   (98.4% of Total Investments)
X
1,345,126,672 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 79.5% (50.3% of Total Investments)
X 1,345,126,672
Banks - 37.6%
$ 19,300 Bank of America Corp (3) 6.500% N/A (4) BBB+ $ 19,395,767
60,000 Bank of America Corp (5) 6.125% N/A (4) BBB+ 60,060,000
12,300 Bank of America Corp 6.100% N/A (4) BBB+ 12,304,920
2,861 Bank of America Corp (5) 8.050% 6/15/27 Baa2 3,150,898
6,800 Bank of America Corp 4.375% N/A (4) BBB+ 6,171,680
22,600 Bank of Nova Scotia/The 8.625% 10/27/82 BBB- 24,063,577
3,000 Bank of Nova Scotia/The 4.900% N/A (4) BBB- 2,913,480
20,700 Citigroup Inc 3.875% N/A (4) BBB- 18,897,030
8,500 Citigroup Inc (5) 4.150% N/A (4) BBB- 7,565,000
19,799 Citigroup Inc (5) 4.000% N/A (4) BBB- 18,316,873
7,500 Citizens Financial Group Inc 4.000% N/A (4) BB+ 6,498,177
3,400 Citizens Financial Group Inc (5) 6.375% N/A (4) BB+ 3,256,860
3,976 Citizens Financial Group Inc (5) 5.650% N/A (4) BB+ 3,926,221
5,000 CoBank ACB 6.450% N/A (4) BBB+ 5,048,228
14,000 CoBank ACB (5) 6.250% N/A (4) BBB+ 13,874,401
12,130 Comerica Inc (5) 5.625% N/A (4) Baa2 11,891,473
6,100 Corestates Capital III (3-Month LIBOR reference rate +
0.570% spread), 144A (5),(6)
5.176% 2/15/27 A1 5,772,820
2,500 Goldman Sachs Group Inc/The 3.800% N/A (4) BBB- 2,188,688
30,000 HSBC Capital Funding Dollar 1 LP, 144A (5) 10.176% N/A (4) BBB 37,650,000
11,000 Huntington Bancshares Inc/OH (5) 5.625% N/A (4) Baa3 10,804,209
24,000 Huntington Bancshares Inc/OH (5) 4.450% N/A (4) Baa3 22,492,060
55,800 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 56,362,464
7,000 JPMorgan Chase & Co (5) 6.100% N/A (4) BBB+ 6,982,500
2,000 JPMorgan Chase & Co 3.650% N/A (4) BBB+ 1,822,500
8,000 KeyCorp Capital III (5) 7.750% 7/15/29 Baa2 8,664,510
4,300 M&T Bank Corp 3.500% N/A (4) Baa2 3,612,000
21,325 PNC Financial Services Group Inc 6.200% N/A (4) Baa2 21,331,397
6,200 PNC Financial Services Group Inc/The (5) 3.400% N/A (4) Baa2 5,285,500
4,100 PNC Financial Services Group Inc/The (3-Month LIBOR
reference rate + 3.678% spread) (6)
3.804% N/A (4) Baa2 4,110,246
3,000 PNC Financial Services Group Inc/The 6.000% N/A (4) Baa2 2,984,700
2,000 Regions Financial Corp 5.750% N/A (4) Baa3 1,986,574
24,100 Standard Chartered PLC, 144A 7.014% N/A (4) BBB- 24,163,293
16,200 SVB Financial Group (5) 4.250% N/A (4) Baa2 12,934,080
32,700 Toronto-Dominion Bank/The 8.125% 10/31/82 Baa1 34,702,875
46,700 Truist Financial Corp (3) 4.950% N/A (4) Baa2 46,233,000
36,386 Truist Financial Corp (3) 4.800% N/A (4) Baa2 34,865,612
25,580 Wells Fargo & Co (5) 7.950% 11/15/29 Baa1 29,116,508
47,650 Wells Fargo & Co (5) 3.900% N/A (4) Baa2 43,927,344
638,507 Total Banks 635,327,465
Capital Markets - 9.7%
10,000 Bank of New York Mellon Corp/The 3.700% N/A (4) Baa1 9,243,410
35,600 Bank of New York Mellon Corp/The 3.750% N/A (4) Baa1 30,929,280
29,068 Bank of New York Mellon Corp/The 4.700% N/A (4) Baa1 28,413,166
39,505 Charles Schwab Corp 5.375% N/A (4) BBB 39,196,861
15,500 Charles Schwab Corp/The 4.000% N/A (4) BBB 14,281,700
7,500 Depository Trust & Clearing Corp/The, 144A 3.375% N/A (4) A 6,272,250
7,600 Goldman Sachs Group Inc/The 4.950% N/A (4) BBB- 7,292,630
12,000 Goldman Sachs Group Inc/The 5.500% N/A (4) BBB- 11,880,000

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Capital Markets (continued)
$ 18,000 Goldman Sachs Group Inc/The (3) 3.650% N/A (4) BBB- $ 15,652,800
174,773 Total Capital Markets 163,162,097
Commercial Banks - 0.6%
8,000 HSBC Capital Funding Dollar 1 LP, Reg S 10.176% N/A (4) BBB 10,040,000
8,000 Total Commercial Banks 10,040,000
Consumer Finance - 2.5%
7,400 Ally Financial Inc (3) 4.700% N/A (4) Ba2 5,679,500
8,500 Ally Financial Inc 4.700% N/A (4) Ba2 6,991,250
14,500 American Express Co 3.550% N/A (4) Baa2 12,829,597
8,000 Capital One Financial Corp (5) 3.950% N/A (4) Baa3 6,943,509
10,000 Discover Financial Services (5) 6.125% N/A (4) Ba2 9,913,502
48,400 Total Consumer Finance 42,357,358
Diversified Financial Services - 1.9%
7,500 Citigroup Inc (3-Month LIBOR reference rate + 4.068%
spread) (6)
8.870% N/A (4) BBB- 7,560,000
12,800 Scentre Group Trust 2, 144A (5) 4.750% 9/24/80 BBB+ 11,943,979
12,700 Voya Financial Inc (3) 6.125% N/A (4) BBB- 12,660,630
33,000 Total Diversified Financial Services 32,164,609
Electric Utilities - 1.9%
8,500 American Electric Power Co Inc (5) 3.875% 2/15/62 BBB 7,289,937
26,075 Duke Energy Corp (3) 4.875% N/A (4) BBB- 25,122,855
91 Emera Inc 6.750% 6/15/76 BB+ 89,374
34,666 Total Electric Utilities 32,502,166
Food Products - 0.3%
6,705 Dairy Farmers of America Inc, 144A (5) 7.125% N/A (4) BB+ 5,732,775
6,705 Total Food Products 5,732,775
Insurance - 15.2%
3,598 ACE Capital Trust II 9.700% 4/01/30 BBB+ 4,524,123
8,400 Allianz SE , Reg S 3.500% N/A (4) A 7,325,640
10,500 Allianz SE, 144A (5) 3.500% N/A (4) A 9,157,050
13,300 American International Group Inc (5) 5.750% 4/01/48 BBB- 13,083,875
2,299 Aon Corp (5) 8.205% 1/01/27 BBB 2,385,213
6,210 Argentum Netherlands BV for Swiss Re Ltd , Reg S (5) 5.750% 8/15/50 BBB+ 6,085,800
2,100 Argentum Netherlands BV for Swiss Re Ltd , Reg S 5.625% 8/15/52 BBB+ 2,037,000
1,550 Cloverie PLC for Zurich Insurance Co Ltd , Reg S 5.625% 6/24/46 A+ 1,543,404
3,989 Corebridge Financial Inc, 144A 6.875% 12/15/52 BBB- 3,968,017
7,900 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 7,619,550
29,600 MetLife Capital Trust IV, 144A (5) 7.875% 12/15/37 BBB 32,559,941
3,000 MetLife Inc 10.750% 8/01/39 BBB 4,125,300
36,531 MetLife Inc, 144A (3),(5) 9.250% 4/08/38 BBB 44,111,183
11,300 MetLife Inc (3) 3.850% N/A (4) BBB 10,754,337
41,904 Nationwide Financial Services Inc (5) 6.750% 5/15/37 Baa2 41,262,575
20,600 Nippon Life Insurance Co, 144A (5) 2.750% 1/21/51 A- 17,440,269
3,670 Prudential Financial Inc (5) 5.625% 6/15/43 BBB+ 3,651,650
6,500 Prudential Financial Inc 3.700% 10/01/50 BBB+ 5,596,101
14,900 Sumitomo Life Insurance Co, 144A (5) 3.375% 4/15/81 A- 13,112,000
8,700 Willow No 2 Ireland PLC for Zurich Insurance Co Ltd , Reg
S
4.250% 10/01/45 A+ 8,138,850
23,794 Zurich Finance Ireland Designated Activity Co , Reg S 3.000% 4/19/51 A+ 18,875,542
260,345 Total Insurance 257,357,420

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

JPS
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Machinery - 0.3%
$ 5,700 Stanley Black & Decker Inc (5) 4.000% 3/15/60 BBB+ $ 5,022,640
5,700 Total Machinery 5,022,640
Multi-Utilities - 3.7%
500 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 422,500
42,533 Dominion Energy Inc 4.650% N/A (4) BBB- 39,679,036
3,233 Dominion Energy Inc 4.350% N/A (4) BBB- 2,893,535
20,900 NiSource Inc 5.650% N/A (4) BBB- 20,274,198
67,166 Total Multi-Utilities 63,269,269
Oil, Gas & Consumable Fuels - 3.4%
5,900 BP Capital Markets PLC (5) 4.375% N/A (4) Baa1 5,692,025
5,800 Enbridge Inc (5) 7.625% 1/15/83 BBB- 5,979,689
16,000 Enbridge Inc (5) 5.750% 7/15/80 BBB- 15,140,640
10,934 Enterprise Products Operating LLC (5) 5.250% 8/16/77 Baa2 9,544,737
3,400 Enterprise Products Operating LLC 5.375% 2/15/78 Baa2 2,844,072
14,885 Transcanada Trust (5) 5.500% 9/15/79 BBB 13,432,916
4,560 Transcanada Trust (5) 5.600% 3/07/82 BBB 4,081,200
61,479 Total Oil, Gas & Consumable Fuels 56,715,279
Road & Rail - 1.4%
25,485 BNSF Funding Trust I 6.613% 12/15/55 A 24,465,600
25,485 Total Road & Rail 24,465,600
Wireless Telecommunication Services - 1.0%
16,516 Vodafone Group PLC 7.000% 4/04/79 BB+ 17,009,994
16,516 Total Wireless Telecommunication Services 17,009,994
$ 1,380,742 Total $1,000 Par (or similar) Institutional Preferred (cost $1,394,548,091) 1,345,126,672
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 906,809,398 CONTINGENT CAPITAL SECURITIES - 53.6% (33.9% of Total Investments)
X 906,809,398
Banks - 42.9%
$ 2,800 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (4) Baa2 $ 2,823,800
11,800 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (4) Ba2 10,936,913
17,800 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (4) Ba2 17,421,928
28,200 Banco Santander SA , Reg S (5) 7.500% N/A (4) Ba1 27,988,500
6,200 Banco Santander SA 4.750% N/A (4) Ba1 5,379,543
63,300 Barclays PLC 7.750% N/A (4) BBB- 62,823,351
26,000 Barclays PLC 8.000% N/A (4) BBB- 25,902,500
38,585 BNP Paribas SA, 144A (3),(5) 7.375% N/A (4) BBB 38,818,825
5,500 BNP Paribas SA, 144A 7.000% N/A (4) BBB 5,445,000
2,500 BNP Paribas SA, 144A 7.750% N/A (4) BBB 2,587,500
9,900 BNP Paribas SA, 144A 9.250% N/A (4) BBB 10,751,400
39,000 BNP Paribas SA, 144A 4.625% N/A (4) BBB 34,125,000
10,000 BNP Paribas SA , Reg S 7.375% N/A (4) BBB 10,060,600
19,653 Credit Agricole SA, 144A (3) 7.875% N/A (4) BBB 19,633,347
2,000 Credit Agricole SA, 144A 4.750% N/A (4) BBB 1,700,800
4,466 Credit Agricole SA , Reg S 8.125% N/A (4) BBB 4,603,508
31,550 Credit Agricole SA, 144A 8.125% N/A (4) BBB 32,521,424
5,000 Danske Bank A/S , Reg S 4.375% N/A (4) BBB- 4,393,750
10,500 Danske Bank A/S , Reg S 7.000% N/A (4) BBB- 10,185,000
11,588 Danske Bank A/S , Reg S (5) 6.125% N/A (4) BBB- 11,285,321
33,192 DNB Bank ASA , Reg S 4.875% N/A (4) BBB 31,490,910
1,600 HSBC Holdings PLC (5) 6.000% N/A (4) BBB 1,536,640
8,504 HSBC Holdings PLC (5) 6.250% N/A (4) BBB 8,504,000

Principal
Amount (000) Description (1),(7) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 26,700 ING Groep NV (3) 6.500% N/A (4) BBB $ 26,101,119
10,000 ING Groep NV 5.750% N/A (4) BBB 9,462,300
9,600 Intesa Sanpaolo SpA, 144A 7.700% N/A (4) BB- 9,062,372
3,000 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 2,970,750
4,500 Lloyds Banking Group PLC 6.750% N/A (4) Baa3 4,393,631
48,428 Lloyds Banking Group PLC (3) 7.500% N/A (4) Baa3 48,069,149
5,075 Macquarie Bank Ltd/London, 144A (5) 6.125% N/A (4) BB+ 4,671,673
14,250 NatWest Group PLC 8.000% N/A (4) BBB- 14,410,313
17,000 NatWest Group PLC 6.000% N/A (4) Baa3 16,235,000
18,988 Nordea Bank Abp , Reg S 6.125% N/A (4) BBB+ 18,556,607
35,090 Nordea Bank Abp, 144A 6.125% N/A (4) BBB 34,292,781
26,400 Nordea Bank Abp, 144A 6.625% N/A (4) BBB+ 26,037,000
10,000 Skandinaviska Enskilda Banken AB , Reg S 5.125% N/A (4) BBB+ 9,475,000
9,000 Societe Generale SA , Reg S 7.875% N/A (4) BB+ 8,955,000
4,550 Societe Generale SA, 144A 5.375% N/A (4) BB+ 3,912,679
73,300 Societe Generale SA, 144A (3) 8.000% N/A (4) BB 74,216,250
13,000 Standard Chartered PLC, 144A 7.750% N/A (4) BBB- 13,062,790
7,200 Svenska Handelsbanken AB , Reg S 4.375% N/A (4) A- 6,534,000
15,000 UniCredit SpA , Reg S 8.000% N/A (4) BB- 14,793,750
740,719 Total Banks 726,131,724
Capital Markets - 10.7%
58,000 Credit Suisse Group AG, 144A (3),(5) 7.500% N/A (4) BB- 54,955,000
17,400 Credit Suisse Group AG , Reg S 7.500% N/A (4) BB- 16,486,500
5,000 Credit Suisse Group AG, 144A 9.750% N/A (4) BB- 4,850,000
35,300 UBS Group AG , Reg S (5) 6.875% N/A (4) BBB 35,017,600
10,800 UBS Group AG , Reg S 5.125% N/A (4) BBB 10,235,160
24,000 UBS Group AG, 144A (3) 4.875% N/A (4) BBB 21,573,600
25,000 UBS Group AG, 144A (5) 3.875% N/A (4) BBB 21,575,919
10,000 UBS Group AG , Reg S (5) 3.875% N/A (4) BBB 8,630,367
7,400 UBS Group AG, 144A (5) 7.000% N/A (4) BBB 7,353,528
192,900 Total Capital Markets 180,677,674
$ 933,619 Total Contingent Capital Securities (cost $939,470,517) 906,809,398
Shares Description (1) Coupon Ratings (2) Value
X 254,207,007 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 15.0% (9.5% of Total Investments)
X 254,207,007
Banks - 4.7%
233,680 Associated Banc-Corp 5.625% Baa3 $ 5,739,181
1,327 Bank of America Corp 5.000% BBB+ 30,362
301,095 Bank of America Corp 5.375% BBB+ 7,268,433
31,570 Bank of Hawaii Corp 4.375% Baa2 598,252
344,788 Citigroup Inc 6.875% BBB- 8,792,094
53,000 CoBank ACB 6.200% BBB+ 5,247,000
72,650 Farm Credit Bank of Texas, 144A (5) 6.750% Baa1 7,246,838
84,196 Fifth Third Bancorp 6.625% Baa3 2,102,374
50,000 Fifth Third Bancorp 4.950% Baa3 1,184,500
41,923 First Republic Bank/CA 4.000% BBB- 766,352
2,372 First Republic Bank/CA 4.125% BBB- 44,688
150,000 Fulton Financial Corp 5.125% Baa3 3,172,500
11,474 JPMorgan Chase & Co 5.750% BBB+ 286,621
679,809 KeyCorp 6.125% Baa3 17,695,428
189,461 KeyCorp 6.200% Baa3 4,855,885
189,200 Regions Financial Corp (5) 5.700% Baa3 4,705,404
35,395 Synovus Financial Corp 5.875% BB- 876,734
15,300 Truist Financial Corp 4.750% Baa2 339,660
300 Washington Federal Inc 4.875% Baa3 6,087
212,731 Wells Fargo & Co 5.850% Baa2 5,194,891

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

JPS
Shares   Description (1) Coupon Ratings (2) Value
Banks (continued)
152,000 Western Alliance Bancorp 4.250% Ba1 $ 3,263,440
Total Banks 79,416,724
Capital Markets - 2.1%
112,294 Affiliated Managers Group Inc 4.200% Baa1 1,997,710
142,027 Affiliated Managers Group Inc 5.875% Baa1 3,593,283
173,947 Affiliated Managers Group Inc 4.750% Baa1 3,478,940
352,074 Goldman Sachs Group Inc/The 5.500% BB+ 8,784,246
604,790 Morgan Stanley 5.850% BBB 15,210,469
7,033 Northern Trust Corp 4.700% BBB+ 160,704
64,392 State Street Corp 5.900% Baa1 1,640,708
1,179 Stifel Financial Corp 4.500% BB 22,672
3,893 Stifel Financial Corp 5.200% BBB+ 92,381
Total Capital Markets 34,981,113
Consumer Finance - 0.2%
131,816 Capital One Financial Corp (5) 4.800% Baa3 2,741,773
62,097 Capital One Financial Corp (5) 5.000% Baa3 1,359,303
Total Consumer Finance 4,101,076
Diversified Financial Services - 1.2%
105,300 AgriBank FCB 6.875% BBB+ 10,530,000
104,321 Equitable Holdings Inc 4.300% BBB- 2,053,037
248,158 Equitable Holdings Inc (5) 5.250% BBB- 5,613,334
54,092 Voya Financial Inc (5) 5.350% BBB- 1,363,119
Total Diversified Financial Services 19,559,490
Diversified Telecommunication Services - 0.8%
578,314 AT&T Inc 4.750% BBB- 12,133,028
5,341 AT&T Inc 5.625% BBB+ 133,845
19,067 AT&T Inc 5.350% BBB+ 457,799
20,680 AT&T Inc (5) 5.000% BBB- 458,476
Total Diversified Telecommunication Services 13,183,148
Electric Utilities - 1.3%
69,380 CMS Energy Corp 5.875% BBB- 1,726,174
75,535 DTE Energy Co 4.375% BBB- 1,610,406
153,939 Duke Energy Corp (5) 5.750% BBB- 3,968,547
3,028 Duke Energy Corp 5.625% BBB- 76,306
57,794 Entergy Arkansas LLC 4.875% A 1,356,425
7,795 Entergy Louisiana LLC 4.875% A 183,183
4,746 Entergy Mississippi LLC 4.900% A 112,148
16,000 Entergy Texas Inc (5) 5.375% BBB- 390,208
204,489 NextEra Energy Capital Holdings Inc 5.650% BBB 5,267,637
86,891 Southern Co/The 5.250% BBB- 2,138,388
195,057 Southern Co/The 4.950% BBB- 4,400,486
56,928 Southern Co/The 4.200% BBB- 1,133,436
Total Electric Utilities 22,363,344
Equity Real Estate Investment Trusts - 1.9%
9,405 Digital Realty Trust Inc 5.200% Baa3 221,112
1,030 Digital Realty Trust Inc 5.250% Baa3 24,545
138,410 Hudson Pacific Properties Inc 4.750% Ba1 2,067,845
5,424 Kimco Realty Corp 5.125% Baa2 126,976
30,310 Kimco Realty Corp 5.250% Baa2 716,528
85,301 Prologis Inc 8.540% BBB+ 4,903,955
11,902 Public Storage 4.700% A3 258,154
7,802 Public Storage 3.875% A3 143,089
7,735 Public Storage 3.900% A3 142,633

Shares   Description (1) Coupon Ratings (2) Value
Equity Real Estate Investment Trusts (continued)
9,737 Public Storage 3.950% A3 $ 179,842
24,683 Public Storage 4.100% A3 469,718
6,101 Public Storage 5.150% A3 147,522
112,196 Public Storage 4.125% A3 2,160,895
4,274 Public Storage 4.875% A3 96,934
189,213 Public Storage 5.600% A3 4,823,039
196,121 Public Storage 4.625% A3 4,198,951
304,180 Public Storage 4.000% A3 5,834,172
127,960 Public Storage 4.000% A3 2,412,046
124,101 Public Storage (5) 4.750% A3 2,719,053
2,293 Public Storage 5.050% A3 54,895
15,000 Vornado Realty Trust 4.450% Ba1 243,150
Total Equity Real Estate Investment Trusts 31,945,054
Food Products - 0.2%
32,500 Dairy Farmers of America Inc, 144A (3) 7.875% BB+ 3,120,000
Total Food Products 3,120,000
Insurance - 1.7%
537,423 Allstate Corp/The 7.995% Baa1 13,543,060
96,099 American Financial Group Inc/OH 5.875% Baa2 2,441,876
68,848 American Financial Group Inc/OH 5.625% Baa2 1,678,514
4,824 American Financial Group Inc/OH 5.125% Baa2 112,399
200 American Financial Group Inc/OH 4.500% Baa2 4,030
19,825 American International Group Inc 5.850% BBB- 502,762
34,439 Arch Capital Group Ltd 5.450% BBB 830,324
1,986 Assurant Inc 5.250% Baa3 45,519
985 Globe Life Inc 4.250% BBB+ 19,651
3,839 Hartford Financial Services Group Inc/The 6.000% BBB- 98,854
56,568 MetLife Inc 4.750% BBB 1,299,367
152,845 Prudential Financial Inc 5.950% BBB+ 3,897,548
2,847 Prudential Financial Inc 4.125% BBB+ 58,791
79,019 Reinsurance Group of America Inc 7.125% BBB+ 2,105,066
40,000 RenaissanceRe Holdings Ltd 4.200% BBB 727,200
9,763 RenaissanceRe Holdings Ltd 5.750% BBB+ 235,874
17,555 W R Berkley Corp 5.700% Baa2 433,082
41,233 W R Berkley Corp 4.250% Baa2 821,361
8,091 W R Berkley Corp 5.100% BBB 184,879
Total Insurance 29,040,157
Multi-Utilities - 0.8%
179,646 Algonquin Power & Utilities Corp 6.200% BB+ 4,167,787
15,518 CMS Energy Corp 5.875% BBB- 390,278
2,126 CMS Energy Corp 5.625% BBB- 52,512
11,000 CMS Energy Corp 4.200% BBB- 218,570
100,548 DTE Energy Co 4.375% BBB- 2,060,229
281,710 DTE Energy Co 5.250% BBB- 6,986,408
2,987 NiSource Inc 6.500% BBB- 76,258
Total Multi-Utilities 13,952,042
Oil, Gas & Consumable Fuels - 0.1%
101,713 Enbridge Inc 6.375% BBB- 2,544,859
Total Oil, Gas & Consumable Fuels 2,544,859
Total $25 Par (or similar) Retail Preferred (cost $265,707,609) 254,207,007

Nuveen Preferred & Income Securities Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

JPS
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 77,748,068 CORPORATE BONDS - 4.6% (2.9% of Total Investments)
X 77,748,068
Banks - 0.7%
$ 7,000 Citizens Financial Group Inc 6.000% 1/06/72 BB+ $ 6,715,611
3,600 JPMorgan Chase & Co (5) 8.750% 9/01/30 Baa1 4,271,196
10,600 Total Banks 10,986,807
Equity Real Estate Investment Trusts - 0.8%
16,100 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ 14,165,305
16,100 Total Equity Real Estate Investment Trusts 14,165,305
Insurance - 3.1%
30,860 Liberty Mutual Group Inc, 144A (5) 7.800% 3/15/37 Baa3 34,360,681
6,150 Liberty Mutual Insurance Co, 144A (5) 7.697% 10/15/97 BBB+ 7,008,612
2,600 Lincoln National Corp (3-Month LIBOR reference rate +
2.040% spread) (5),(6)
6.848% 4/20/67 BBB- 1,956,500
2,000 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Reg S
5.875% 5/23/42 A 2,042,500
1,000 Nippon Life Insurance Co, 144A 2.900% 9/16/51 A- 844,111
8,000 Zurich Finance Ireland Designated Activity Co , Reg S 3.500% 5/02/52 A+ 6,383,552
50,610 Total Insurance 52,595,956
$ 77,310 Total Corporate Bonds (cost $78,382,196) 77,748,068
Shares Description (1) Coupon Ratings (2) Value
X 28,000,459 CONVERTIBLE PREFERRED SECURITIES - 1.7% (1.1% of Total Investments)
X 28,000,459
Banks - 1.7%
6,286 Bank of America Corp 7.250% BBB+ $ 7,821,041
16,041 Wells Fargo & Co 7.500% Baa2 20,179,418
Total Banks 28,000,459
Total Convertible Preferred Securities (cost $31,178,111) 28,000,459
Shares Description (1) Value
18,295,913 INVESTMENT COMPANIES - 1.1% (0.7% of Total Investments)
X 18,295,913
723,135 BlackRock Credit Allocation Income Trust $ 8,185,888
646,421 John Hancock Preferred Income Fund III 10,110,025
Total Investment Companies (cost $27,993,530) 18,295,913
Total Long-Term Investments (cost $2,737,280,054) 2,630,187,517
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.6% (1.6% of Total Investments)
43,663,483 REPURCHASE AGREEMENTS - 2.6% (1.6% of Total Investments)
X 43,663,483
$ 43,663 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$43,665,036, collateralized by $45,816,500, U.S.
Treasury Note, 2.875%, due 6/15/25, value $44,536,845
1.280% 2/01/23 $ 43,663,483
Total Short-Term Investments (cost $43,663,483) 43,663,483
Total Investments (cost $ 2,780,943,537 ) - 158 .1% 2,673,851,000
Borrowings - (27.2)% (8),(9) (459,300,000)
Reverse Repurchase Agreements, including accrued interest - (16.3)%(10) (276,127,924)
Taxable Fund Preferred Shares, net of deferred offering costs - (15.9)%(11) (268,984,657)
Other Assets & Liabilities, Net -   1.3%(12) 21,945,458
Net Assets Applicable to Common Shares - 100% $ 1,691,383,877

Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index Fixed Rate
Fixed Rate
Payment
Frequency
Effective
Date (13)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 521,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 23,285,726 $ 23,285,726
Morgan Stanley
Capital Services, LLC 90,000,000 Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/26 7/01/28 3,351,261 3,351,261
Total unrealized appreciation on interest rate swaps $ 26,636,987
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$426,393,902.
(4) Perpetual security. Maturity date is not applicable.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $642,595,104 have been pledged as collateral for reverse repurchase agreements.
(6) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Borrowings as a percentage of Total Investments is 17.2%.
(9) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,324,710,998 have been pledged as collateral for borrowings.
(10) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.3%.
(11) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.1%.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(13) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See accompanying notes to financial statements

Nuveen Preferred and Income Fund
Portfolio of Investments January 31, 2023
(Unaudited)
JPT
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 147.0%   (99.5% of Total Investments)
X 68,325,433 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 74.6% (50.5% of Total Investments)
X 68,325,433
Automobiles - 2.2%
$ 1,479 General Motors Financial Co Inc 5.750% N/A (3) BB+ $ 1,353,744
695 General Motors Financial Co Inc 5.700% N/A (3) BB+ 642,875
2,174 Total Automobiles 1,996,619
Banks - 25.7%
440 Bank of America Corp 4.375% N/A (3) BBB+ 399,344
685 Bank of America Corp 6.500% N/A (3) BBB+ 688,399
730 Bank of America Corp 6.300% N/A (3) BBB+ 738,541
240 Bank of America Corp 6.100% N/A (3) BBB+ 240,096
550 Bank of America Corp 6.250% N/A (3) BBB+ 549,659
1,337 Citigroup Inc 5.950% N/A (3) BBB- 1,302,939
420 Citigroup Inc 4.150% N/A (3) BBB- 373,800
900 Citigroup Inc 6.250% N/A (3) BBB- 905,886
1,455 Citigroup Inc 6.300% N/A (3) BBB- 1,431,356
444 Citizens Financial Group Inc 6.375% N/A (3) BB+ 425,308
880 CoBank ACB 6.450% N/A (3) BBB+ 888,488
833 CoBank ACB 6.250% N/A (3) BBB+ 825,527
200 Fifth Third Bancorp 4.500% N/A (3) Baa3 192,000
475 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (4)
8.741% N/A (3) N/R 476,942
775 Huntington Bancshares Inc/OH 5.625% N/A (3) Baa3 761,206
1,990 JPMorgan Chase & Co 6.750% N/A (3) BBB+ 2,010,059
1,500 JPMorgan Chase & Co 5.000% N/A (3) BBB+ 1,458,750
420 JPMorgan Chase & Co 6.100% N/A (3) BBB+ 418,950
315 KeyCorp 5.000% N/A (3) Baa3 305,676
345 M&T Bank Corp 6.450% N/A (3) Baa2 344,132
220 M&T Bank Corp 3.500% N/A (3) Baa2 184,800
515 M&T Bank Corp 5.125% N/A (3) Baa2 477,920
170 PNC Financial Services Group Inc 6.200% N/A (3) Baa2 170,051
266 PNC Financial Services Group Inc/The 5.000% N/A (3) Baa2 250,097
485 PNC Financial Services Group Inc/The 3.400% N/A (3) Baa2 413,463
420 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 417,858
310 Regions Financial Corp 5.750% N/A (3) Baa3 307,919
120 SVB Financial Group 4.100% N/A (3) Baa2 89,100
180 SVB Financial Group 4.700% N/A (3) Baa2 137,700
235 SVB Financial Group 4.000% N/A (3) Baa2 188,145
525 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (4)
7.871% N/A (3) Baa2 529,594
605 Truist Financial Corp 5.100% N/A (3) Baa2 586,243
1,475 Truist Financial Corp 4.800% N/A (3) Baa2 1,413,367
805 Wells Fargo & Co 7.950% 11/15/29 Baa1 916,294
885 Wells Fargo & Co 5.900% N/A (3) Baa2 866,194
1,130 Wells Fargo & Co 5.875% N/A (3) Baa2 1,124,576
355 Zions Bancorp NA 7.200% N/A (3) BB+ 358,550
355 Zions Bancorp NA 5.800% N/A (3) BB+ 349,340
23,990 Total Banks 23,518,269
Capital Markets - 3.6%
205 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 200,382
1,080 Charles Schwab Corp 5.375% N/A (3) BBB 1,071,576
360 Goldman Sachs Group Inc/The 4.125% N/A (3) BBB- 320,212
1,008 Goldman Sachs Group Inc/The 5.500% N/A (3) BBB- 997,920

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Capital Markets (continued)
$ 709 Goldman Sachs Group Inc/The 5.300% N/A (3) BBB- $ 697,345
3,362 Total Capital Markets 3,287,435
Consumer Finance - 2.4%
475 Ally Financial Inc 4.700% N/A (3) Ba2 364,563
625 Ally Financial Inc 4.700% N/A (3) Ba2 514,063
435 American Express Co 3.550% N/A (3) Baa2 384,888
500 Capital One Financial Corp 3.950% N/A (3) Baa3 433,969
335 Discover Financial Services 6.125% N/A (3) Ba2 332,102
145 Discover Financial Services 5.500% N/A (3) Ba2 127,600
2,515 Total Consumer Finance 2,157,185
Diversified Financial Services - 4.4%
305 American AgCredit Corp, 144A 5.250% N/A (3) BB+ 267,638
425 Capital Farm Credit ACA, 144A 5.000% N/A (3) BB 386,750
250 Compeer Financial ACA, 144A 4.875% N/A (3) BB+ 220,625
2 Compeer Financial ACA, 144A 6.750% N/A (3) BB+ 1,987,052
630 Equitable Holdings Inc 4.950% N/A (3) BBB- 611,027
560 Voya Financial Inc 6.125% N/A (3) BBB- 558,264
2,172 Total Diversified Financial Services 4,031,356
Electric Utilities - 2.4%
345 American Electric Power Co Inc 3.875% 2/15/62 BBB 295,885
370 Edison International 5.000% N/A (3) BB+ 328,963
160 Edison International 5.375% N/A (3) BB+ 149,469
1,125 Emera Inc 6.750% 6/15/76 BB+ 1,104,900
360 Southern Co/The 4.000% 1/15/51 BBB- 342,479
2,360 Total Electric Utilities 2,221,696
Food Products - 5.3%
2,005 Dairy Farmers of America Inc, 144A 7.125% N/A (3) BB+ 1,714,275
620 Land O' Lakes Inc, 144A 7.250% N/A (3) BB 548,700
1,275 Land O' Lakes Inc, 144A 7.000% N/A (3) BB 1,122,000
1,550 Land O' Lakes Inc, 144A 8.000% N/A (3) BB 1,457,000
5,450 Total Food Products 4,841,975
Independent Power Producers & Energy Traders - 1.0%
355 AES Andes SA, 144A 7.125% 3/26/79 BB 343,729
245 AES Andes SA, 144A 6.350% 10/07/79 BB 231,525
200 Vistra Corp, 144A 8.000% N/A (3) Ba3 196,050
195 Vistra Corp, 144A 7.000% N/A (3) Ba3 182,325
995 Total Independent Power Producers & Energy Traders 953,629
Industrial Conglomerates - 1.4%
1,307 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (4)
8.099% N/A (3) BBB- 1,302,425
1,307 Total Industrial Conglomerates 1,302,425
Insurance - 14.8%
280 Aegon NV 5.500% 4/11/48 Baa1 266,859
260 American International Group Inc 5.750% 4/01/48 BBB- 255,775
1,490 Assurant Inc 7.000% 3/27/48 Baa3 1,475,093
3,390 Assured Guaranty Municipal Holdings Inc, 144A (5) 6.400% 12/15/66 BBB+ 3,212,025
440 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 373,774
220 Enstar Finance LLC 5.750% 9/01/40 BBB- 197,186
375 Enstar Finance LLC 5.500% 1/15/42 BBB- 309,300
225 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 217,013
845 Markel Corp 6.000% N/A (3) BBB- 842,888

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

JPT
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Insurance (continued)
$ 205 MetLife Inc 5.875% N/A (3) BBB $ 203,462
900 MetLife Inc, 144A 9.250% 4/08/38 BBB 1,086,750
450 PartnerRe Finance B LLC 4.500% 10/01/50 Baa1 402,076
750 Provident Financing Trust I 7.405% 3/15/38 BB+ 796,875
200 Prudential Financial Inc 5.125% 3/01/52 BBB+ 186,580
125 Prudential Financial Inc 3.700% 10/01/50 BBB+ 107,617
940 QBE Insurance Group Ltd, 144A 5.875% N/A (3) Baa2 925,900
268 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 267,230
840 QBE Insurance Group Ltd, 144A 7.500% 11/24/43 Baa1 844,388
740 SBL Holdings Inc, 144A 6.500% N/A (3) BB 567,062
1,290 SBL Holdings Inc, 144A 7.000% N/A (3) BB 1,069,315
14,233 Total Insurance 13,607,168
Media - 0.3%
295 Paramount Global 6.375% 3/30/62 Baa3 257,379
295 Total Media 257,379
Multi-Utilities - 2.5%
295 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 249,275
840 CenterPoint Energy Inc 6.125% N/A (3) BBB- 826,350
75 CMS Energy Corp 4.750% 6/01/50 BBB- 68,210
304 NiSource Inc 5.650% N/A (3) BBB- 294,897
475 Sempra Energy 4.125% 4/01/52 BBB- 415,787
440 Sempra Energy 4.875% N/A (3) BBB- 422,400
2,429 Total Multi-Utilities 2,276,919
Oil, Gas & Consumable Fuels - 2.8%
410 Enbridge Inc 7.625% 1/15/83 BBB- 422,702
630 Enbridge Inc 5.750% 7/15/80 BBB- 596,163
220 Enbridge Inc 5.500% 7/15/77 BBB- 205,540
155 Enbridge Inc 6.000% 1/15/77 BBB- 147,279
295 Energy Transfer LP 6.500% N/A (3) BB 276,675
60 Energy Transfer LP 7.125% N/A (3) BB 54,810
300 MPLX LP 6.875% N/A (3) BB+ 300,090
300 Transcanada Trust 5.600% 3/07/82 BBB 268,500
298 Transcanada Trust 5.500% 9/15/79 BBB 268,929
2,668 Total Oil, Gas & Consumable Fuels 2,540,688
Trading Companies & Distributors - 3.6%
2,600 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 BB+ 2,542,358
255 AerCap Holdings NV 5.875% 10/10/79 BB+ 244,234
580 Air Lease Corp 4.650% N/A (3) BB+ 514,750
3,435 Total Trading Companies & Distributors 3,301,342
U.S. Agency - 1.2%
615 Farm Credit Bank of Texas, 144A 6.200% N/A (3) BBB+ 550,425
640 Farm Credit Bank of Texas, 144A 5.700% N/A (3) Baa1 595,200
1,255 Total U.S. Agency 1,145,625
Wireless Telecommunication Services - 1.0%
860 Vodafone Group PLC 7.000% 4/04/79 BB+ 885,723
860 Total Wireless Telecommunication Services 885,723
$ 69,500 Total $1,000 Par (or similar) Institutional Preferred (cost $71,401,169) 68,325,433

Principal
Amount (000) Description (1) ,(6) Coupon Maturity Ratings (2) Value
X 41,956,630 CONTINGENT CAPITAL SECURITIES - 45.8% (31.0% of Total Investments)
X 41,956,630
Banks - 33.2%
$ 1,555 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 $ 1,521,972
740 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (3) Ba2 711,880
1,600 Banco Santander SA , Reg S 7.500% N/A (3) Ba1 1,588,000
745 Barclays PLC 8.000% N/A (3) BBB- 742,206
1,000 Barclays PLC 6.125% N/A (3) BBB- 954,990
1,600 Barclays PLC 7.750% N/A (3) BBB- 1,587,952
675 Barclays PLC 8.000% N/A (3) BBB- 677,801
320 BNP Paribas SA, 144A 7.750% N/A (3) BBB 331,200
2,605 BNP Paribas SA, 144A 6.625% N/A (3) BBB 2,569,181
250 BNP Paribas SA, 144A 9.250% N/A (3) BBB 271,500
2,035 Credit Agricole SA, 144A 8.125% N/A (3) BBB 2,097,658
1,950 HSBC Holdings PLC 6.000% N/A (3) BBB 1,872,780
2,730 HSBC Holdings PLC 6.375% N/A (3) BBB 2,694,510
285 ING Groep NV , Reg S 6.750% N/A (3) BBB 279,656
2,545 ING Groep NV 6.500% N/A (3) BBB 2,487,916
3,200 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 3,168,800
580 Macquarie Bank Ltd/London, 144A 6.125% N/A (3) BB+ 533,906
200 NatWest Group PLC 8.000% N/A (3) BBB- 202,250
2,080 NatWest Group PLC 6.000% N/A (3) Baa3 1,986,400
680 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 670,650
1,930 Societe Generale SA, 144A 7.875% N/A (3) BB+ 1,920,350
250 Societe Generale SA, 144A 9.375% N/A (3) BB+ 268,437
365 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- 358,612
545 Standard Chartered PLC, 144A 4.300% N/A (3) BBB- 466,738
550 UniCredit SpA , Reg S 8.000% N/A (3) BB- 542,438
31,015 Total Banks 30,507,783
Capital Markets - 12.6%
2,900 Credit Suisse Group AG, 144A 7.500% N/A (3) BB- 2,747,750
1,000 Credit Suisse Group AG, 144A 6.375% N/A (3) Ba2 810,000
620 Credit Suisse Group AG, 144A 9.750% N/A (3) BB- 601,400
2,000 Deutsche Bank AG 6.000% N/A (3) Ba2 1,815,308
2,040 UBS Group AG, 144A 7.000% N/A (3) BBB 2,027,189
3,475 UBS Group AG , Reg S 6.875% N/A (3) BBB 3,447,200
12,035 Total Capital Markets 11,448,847
$ 43,050 Total Contingent Capital Securities (cost $43,855,074) 41,956,630
Shares Description (1) Coupon Ratings (2) Value
X 22,488,277 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 24.5% (16.6% of Total Investments)
X 22,488,277
Banks - 6.3%
4,740 CoBank ACB 6.200% BBB+ $ 469,260
15,000 Farm Credit Bank of Texas, 144A 6.750% Baa1 1,496,250
19,366 Fifth Third Bancorp 6.625% Baa3 483,569
8,100 KeyCorp 6.125% Baa3 210,843
43,000 KeyCorp 6.200% Baa3 1,102,090
21,268 Regions Financial Corp 6.375% Baa3 554,457
10,600 Regions Financial Corp 5.700% Baa3 263,622
13,258 Synovus Financial Corp 5.875% BB- 328,401
16,400 Wells Fargo & Co 4.750% Baa2 348,172
7,900 Western Alliance Bancorp 4.250% Ba1 169,613
15,308 Wintrust Financial Corp 6.875% BB 398,773
Total Banks 5,825,050
Capital Markets - 2.8%
5,577 Goldman Sachs Group Inc/The 5.500% BB+ 139,146
33,800 Morgan Stanley 5.850% BBB 850,070
19,451 Morgan Stanley 6.875% BBB 490,554

Nuveen Preferred and Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

JPT
Shares   Description (1) Coupon Ratings (2) Value
Capital Markets (continued)
12,974 Morgan Stanley 7.125% BBB $ 330,059
16,433 Morgan Stanley 6.375% BBB 420,027
11,600 Morgan Stanley 6.500% BBB 302,064
Total Capital Markets 2,531,920
Consumer Finance - 0.3%
11,900 Synchrony Financial 5.625% BB- 235,739
Total Consumer Finance 235,739
Diversified Financial Services - 2.8%
12,213 AgriBank FCB 6.875% BBB+ 1,221,300
18,500 Equitable Holdings Inc 5.250% BBB- 418,470
35,623 Voya Financial Inc 5.350% BBB- 897,700
Total Diversified Financial Services 2,537,470
Diversified Telecommunication Services - 0.2%
8,700 AT&T Inc 4.750% BBB- 182,526
Total Diversified Telecommunication Services 182,526
Food Products - 2.0%
31,207 CHS Inc 7.100% N/R 797,651
31,132 CHS Inc 6.750% N/R 788,262
10,959 CHS Inc 7.875% N/R 284,057
Total Food Products 1,869,970
Insurance - 6.9%
23,700 American Equity Investment Life Holding Co 6.625% BB 609,327
43,600 American Equity Investment Life Holding Co 5.950% BB 1,047,272
16,280 Aspen Insurance Holdings Ltd 5.625% BB+ 360,114
38,688 Aspen Insurance Holdings Ltd 5.950% BB+ 955,980
12,000 Assurant Inc 5.250% Baa3 275,040
24,100 Athene Holding Ltd 6.375% BBB 615,755
27,700 Athene Holding Ltd 6.350% BBB 705,519
23,000 Enstar Group Ltd 7.000% BBB- 552,690
11,600 Reinsurance Group of America Inc 7.125% BBB+ 309,024
26,902 Reinsurance Group of America Inc 5.750% BBB+ 703,218
9,463 Selective Insurance Group Inc 4.600% BBB- 176,296
Total Insurance 6,310,235
Oil, Gas & Consumable Fuels - 1.9%
5,100 Energy Transfer LP 7.600% BB 122,400
31,634 NuStar Energy LP 11.502% B2 791,483
24,163 NuStar Energy LP 10.379% B2 561,548
10,020 NuStar Logistics LP 11.526% B 251,201
Total Oil, Gas & Consumable Fuels 1,726,632
Thrifts & Mortgage Finance - 0.8%
31,600 New York Community Bancorp Inc 6.375% Ba2 780,204
Total Thrifts & Mortgage Finance 780,204
Trading Companies & Distributors - 0.5%
11,571 Air Lease Corp 6.150% BB+ 284,531
7,500 WESCO International Inc 10.625% B+ 204,000
Total Trading Companies & Distributors 488,531
Total $25 Par (or similar) Retail Preferred (cost $23,428,757) 22,488,277

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 1,935,265 CORPORATE BONDS - 2.1% (1.4% of Total Investments)
X 1,935,265
Banks - 1.1%
$ 1,000 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 $ 1,009,165
1,000 Total Banks 1,009,165
Insurance - 1.0%
980 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 926,100
980 Total Insurance 926,100
$ 1,980 Total Corporate Bonds (cost $1,996,673) 1,935,265
Total Long-Term Investments (cost $140,681,673) 134,705,605
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.7% (0.5% of Total Investments)
X 634,573 REPURCHASE AGREEMENTS - 0.7% (0.5% of Total Investments)
X 634,573
$ 635 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 1/31/23, repurchase price
$634,595, collateralized by $665,900, U.S. Treasury
Note, 2.875%, due 6/15/25, value $647,301
1.280% 2/01/23 $ 634,573
Total Short-Term Investments (cost $634,573) 634,573
Total Investments (cost $ 141,316,246 ) - 147 .7% 135,340,178
Borrowings - (47.4)% (7),(8) (43,400,000)
Reverse Repurchase Agreements, including accrued interest - (1.1)%(9) (1,001,365)
Other Assets & Liabilities, Net -   0.8% 713,857
Net Assets Applicable to Common Shares - 100% $ 91,652,670
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $1,421,250 have been pledged as collateral for reverse repurchase agreements.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) Borrowings as a percentage of Total Investments is 32.1%.
(8) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(9) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 0.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See accompanying notes to financial statements

Nuveen Variable Rate Preferred & Income Fund
Portfolio of Investments January 31, 2023
(Unaudited)
NPFD
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 154.0%   (100.0% of Total Investments)
X 491,572,187 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 97.1% (63.0% of Total Investments)
X 491,572,187
Automobiles - 4.1%
$ 12,331 General Motors Financial Co Inc (3) 5.750% N/A (4) BB+ $ 11,286,695
10,000 General Motors Financial Co Inc 5.700% N/A (4) BB+ 9,250,000
22,331 Total Automobiles 20,536,695
Banks - 39.1%
7,810 Bank of America Corp 6.250% N/A (4) BBB+ 7,805,158
2,219 Bank of America Corp 6.100% N/A (4) BBB+ 2,219,888
11,000 Bank of America Corp 6.500% N/A (4) BBB+ 11,054,582
3,000 Bank of America Corp 6.300% N/A (4) BBB+ 3,035,100
3,375 Citigroup Inc 5.950% N/A (4) BBB- 3,289,019
8,000 Citigroup Inc 5.000% N/A (4) BBB- 7,640,000
2,875 Citigroup Inc 6.250% N/A (4) BBB- 2,893,803
16,995 Citigroup Inc 6.300% N/A (4) BBB- 16,718,831
2,500 Citizens Financial Group Inc 6.375% N/A (4) BB+ 2,394,750
4,290 Citizens Financial Group Inc 4.000% N/A (4) BB+ 3,716,957
6,050 CoBank ACB 6.450% N/A (4) BBB+ 6,108,356
3,271 Fifth Third Bancorp 4.500% N/A (4) Baa3 3,140,165
5,600 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (5)
8.741% N/A (4) N/R 5,622,899
5,190 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (4) BBB 6,513,450
8,400 Huntington Bancshares Inc/OH 5.625% N/A (4) Baa3 8,250,487
3,910 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 3,900,225
4,488 JPMorgan Chase & Co 5.000% N/A (4) BBB+ 4,364,580
17,750 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 17,928,920
4,789 KeyCorp 5.000% N/A (4) Baa3 4,647,246
8,000 M&T Bank Corp 5.125% N/A (4) Baa2 7,424,004
3,990 PNC Financial Services Group Inc 6.200% N/A (4) Baa2 3,991,197
2,825 PNC Financial Services Group Inc/The 6.000% N/A (4) Baa2 2,810,592
3,534 PNC Financial Services Group Inc/The 5.000% N/A (4) Baa2 3,322,721
2,820 Regions Financial Corp 5.750% N/A (4) Baa3 2,801,069
4,000 SVB Financial Group 4.000% N/A (4) Baa2 3,202,474
4,470 SVB Financial Group 4.700% N/A (4) Baa2 3,419,550
4,970 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (5)
7.871% N/A (4) Baa2 5,013,488
8,195 Truist Financial Corp 5.100% N/A (4) Baa2 7,940,930
8,368 Truist Financial Corp (3) 4.800% N/A (4) Baa2 8,018,343
14,929 Wells Fargo & Co 5.875% N/A (4) Baa2 14,857,341
6,208 Wells Fargo & Co 3.900% N/A (4) Baa2 5,723,000
7,000 Wells Fargo & Co 5.900% N/A (4) Baa2 6,851,250
1,200 Zions Bancorp NA 7.200% N/A (4) BB+ 1,212,000
202,021 Total Banks 197,832,375
Capital Markets - 7.0%
2,405 Bank of New York Mellon Corp/The 4.700% N/A (4) Baa1 2,350,821
15,373 Charles Schwab Corp 5.375% N/A (4) BBB 15,253,091
5,700 Goldman Sachs Group Inc/The 4.125% N/A (4) BBB- 5,070,031
5,890 Goldman Sachs Group Inc/The 5.300% N/A (4) BBB- 5,793,177
7,045 Goldman Sachs Group Inc/The 5.500% N/A (4) BBB- 6,974,550
36,413 Total Capital Markets 35,441,670

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Consumer Finance - 3.9%
$ 4,200 Ally Financial Inc 4.700% N/A (4) Ba2 $ 3,223,500
5,000 Ally Financial Inc 4.700% N/A (4) Ba2 4,112,500
3,785 American Express Co 3.550% N/A (4) Baa2 3,348,967
4,705 Capital One Financial Corp 3.950% N/A (4) Baa3 4,083,652
3,690 Discover Financial Services 5.500% N/A (4) Ba2 3,247,200
1,745 Discover Financial Services 6.125% N/A (4) Ba2 1,729,906
23,125 Total Consumer Finance 19,745,725
Diversified Financial Services - 3.3%
3,250 Capital Farm Credit ACA, 144A 5.000% N/A (4) BB 2,957,500
3,000 Citigroup Inc 5.900% N/A (4) BBB- 3,013,233
350 Compeer Financial ACA, 144A 4.875% N/A (4) BB+ 308,875
6,310 Equitable Holdings Inc 4.950% N/A (4) BBB- 6,119,968
4,352 Voya Financial Inc 6.125% N/A (4) BBB- 4,338,509
17,262 Total Diversified Financial Services 16,738,085
Electric Utilities - 4.6%
2,600 American Electric Power Co Inc 3.875% 2/15/62 BBB 2,229,863
4,530 Edison International 5.000% N/A (4) BB+ 4,027,578
1,445 Edison International 5.375% N/A (4) BB+ 1,349,891
14,093 Emera Inc (3) 6.750% 6/15/76 BB+ 13,841,203
2,000 Southern Co/The 4.000% 1/15/51 BBB- 1,902,660
24,668 Total Electric Utilities 23,351,195
Independent Power Producers & Energy Traders - 1.5%
2,685 AES Andes SA, 144A 7.125% 3/26/79 BB 2,599,751
1,700 AES Andes SA, 144A 6.350% 10/07/79 BB 1,606,500
2,215 Vistra Corp, 144A 7.000% N/A (4) Ba3 2,071,025
1,560 Vistra Corp, 144A 8.000% N/A (4) Ba3 1,529,190
8,160 Total Independent Power Producers & Energy Traders 7,806,466
Industrial Conglomerates - 1.7%
8,440 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (5)
8.099% N/A (4) BBB- 8,410,460
8,440 Total Industrial Conglomerates 8,410,460
Insurance - 14.3%
2,595 Aegon NV 5.500% 4/11/48 Baa1 2,473,214
2,250 American International Group Inc 5.750% 4/01/48 BBB- 2,213,438
4,516 Assurant Inc 7.000% 3/27/48 Baa3 4,470,818
3,000 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 BBB+ 2,842,500
3,050 AXIS Specialty Finance LLC (3) 4.900% 1/15/40 BBB 2,590,933
6,115 Enstar Finance LLC 5.500% 1/15/42 BBB- 5,043,650
1,000 Enstar Finance LLC 5.750% 9/01/40 BBB- 896,300
1,530 Legal & General Group PLC , Reg S 5.250% 3/21/47 A3 1,475,685
10,345 Markel Corp 6.000% N/A (4) BBB- 10,319,138
8,000 MetLife Inc (3) 5.875% N/A (4) BBB 7,940,000
3,395 Prudential Financial Inc 5.125% 3/01/52 BBB+ 3,167,196
3,875 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 3,863,871
8,205 QBE Insurance Group Ltd, 144A (3) 7.500% 11/24/43 Baa1 8,247,861
1,600 QBE Insurance Group Ltd, 144A 5.875% N/A (4) Baa2 1,576,000
3,915 SBL Holdings Inc, 144A 6.500% N/A (4) BB 3,000,064
14,500 SBL Holdings Inc, 144A 7.000% N/A (4) BB 12,019,433
77,891 Total Insurance 72,140,101
Media - 0.4%
2,235 Paramount Global 6.375% 3/30/62 Baa3 1,949,970
2,235 Total Media 1,949,970

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NPFD
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Multi-Utilities - 4.2%
$ 5,955 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ $ 5,031,975
8,050 CenterPoint Energy Inc 6.125% N/A (4) BBB- 7,919,187
2,500 CMS Energy Corp (3) 4.750% 6/01/50 BBB- 2,273,650
3,210 Sempra Energy 4.875% N/A (4) BBB- 3,081,600
3,400 Sempra Energy 4.125% 4/01/52 BBB- 2,976,163
23,115 Total Multi-Utilities 21,282,575
Oil, Gas & Consumable Fuels - 5.9%
7,490 Enbridge Inc 7.625% 1/15/83 BBB- 7,722,047
8,546 Enbridge Inc 5.500% 7/15/77 BBB- 7,984,284
2,350 Enbridge Inc 6.000% 1/15/77 BBB- 2,232,948
5,345 Energy Transfer LP 6.500% N/A (4) BB 5,012,969
545 Energy Transfer LP 7.125% N/A (4) BB 497,857
2,730 MPLX LP 6.875% N/A (4) BB+ 2,730,819
2,155 Transcanada Trust 5.600% 3/07/82 BBB 1,928,725
2,000 Transcanada Trust 5.500% 9/15/79 BBB 1,804,893
31,161 Total Oil, Gas & Consumable Fuels 29,914,542
Trading Companies & Distributors - 5.1%
6,200 AerCap Global Aviation Trust, 144A (3) 6.500% 6/15/45 BB+ 6,062,546
13,900 AerCap Holdings NV 5.875% 10/10/79 BB+ 13,313,142
4,841 Air Lease Corp 4.650% N/A (4) BB+ 4,296,388
3,673 ILFC E-Capital Trust I, 144A 6.288% 12/21/65 B+ 2,359,902
28,614 Total Trading Companies & Distributors 26,031,978
U.S. Agency - 0.0%
50 Farm Credit Bank of Texas, 144A 6.200% N/A (4) BBB+ 44,750
50 Farm Credit Bank of Texas, 144A 5.700% N/A (4) Baa1 46,500
100 Total U.S. Agency 91,250
Wireless Telecommunication Services - 2.0%
10,000 Vodafone Group PLC 7.000% 4/04/79 BB+ 10,299,100
10,000 Total Wireless Telecommunication Services 10,299,100
$ 515,536 Total $1,000 Par (or similar) Institutional Preferred (cost $535,987,220) 491,572,187
Shares Description (1) Coupon Ratings (2) Value
X 147,957,223 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 29.2% (19.0% of Total Investments)
X 147,957,223
Banks - 5.8%
38,600 CoBank ACB 6.200% BBB+ $ 3,821,400
1,000 Farm Credit Bank of Texas, 144A 6.750% Baa1 99,750
121,601 Fifth Third Bancorp 6.625% Baa3 3,036,377
245,000 KeyCorp 6.200% Baa3 6,279,350
62,700 KeyCorp 6.125% Baa3 1,632,081
163,723 Regions Financial Corp 5.700% Baa3 4,071,791
168,058 Regions Financial Corp 6.375% Baa3 4,381,272
136,600 Synovus Financial Corp 5.875% BB- 3,383,582
99,600 Wintrust Financial Corp 6.875% BB 2,594,580
Total Banks 29,300,183
Capital Markets - 5.3%
151,400 Goldman Sachs Group Inc/The 5.500% BB+ 3,777,430
166,500 Morgan Stanley 7.125% BBB 4,235,760
122,800 Morgan Stanley 6.375% BBB 3,138,768
122,400 Morgan Stanley 6.875% BBB 3,086,928
431,297 Morgan Stanley 5.850% BBB 10,847,120

Shares   Description (1) Coupon Ratings (2) Value
Capital Markets (continued)
66,000 Morgan Stanley 6.500% BBB $ 1,718,640
Total Capital Markets 26,804,646
Diversified Financial Services - 1.9%
31,750 AgriBank FCB 6.875% BBB+ 3,175,000
261,000 Voya Financial Inc 5.350% BBB- 6,577,200
Total Diversified Financial Services 9,752,200
Food Products - 2.4%
157,200 CHS Inc 6.750% N/R 3,980,304
315,300 CHS Inc 7.100% N/R 8,059,068
300 Dairy Farmers of America Inc, 144A 7.875% BB+ 28,800
Total Food Products 12,068,172
Insurance - 8.0%
180,150 American Equity Investment Life Holding Co 6.625% BB 4,631,657
310,550 American Equity Investment Life Holding Co 5.950% BB 7,459,411
340,200 Aspen Insurance Holdings Ltd 5.950% BB+ 8,406,342
166,250 Athene Holding Ltd 6.375% BBB 4,247,687
194,775 Athene Holding Ltd 6.350% BBB 4,960,919
131,900 Enstar Group Ltd 7.000% BBB- 3,169,557
188,600 Reinsurance Group of America Inc 5.750% BBB+ 4,930,004
93,300 Reinsurance Group of America Inc 7.125% BBB+ 2,485,512
Total Insurance 40,291,089
Multi-Utilities - 0.2%
31,600 NiSource Inc 6.500% BBB- 806,748
Total Multi-Utilities 806,748
Oil, Gas & Consumable Fuels - 3.1%
51,100 Energy Transfer LP 7.600% BB 1,226,400
176,668 NuStar Energy LP 11.502% B2 4,420,234
271,200 NuStar Energy LP 10.379% B2 6,302,688
154,289 NuStar Logistics LP 11.526% B 3,868,025
Total Oil, Gas & Consumable Fuels 15,817,347
Thrifts & Mortgage Finance - 1.5%
81,399 Federal Agricultural Mortgage Corp 6.000% N/R 2,178,237
230,765 New York Community Bancorp Inc 6.375% Ba2 5,697,588
Total Thrifts & Mortgage Finance 7,875,825
Trading Companies & Distributors - 1.0%
164,687 Air Lease Corp 6.150% BB+ 4,049,653
43,800 WESCO International Inc 10.625% B+ 1,191,360
Total Trading Companies & Distributors 5,241,013
Total $25 Par (or similar) Retail Preferred (cost $160,894,967) 147,957,223
Principal
Amount (000) Description (1) ,(6) Coupon Maturity Ratings (2) Value
X 140,383,030 CONTINGENT CAPITAL SECURITIES - 27.7% (18.0% of Total Investments)
X 140,383,030
Banks - 20.1%
$ 1,000 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (4) Baa2 $ 1,008,500
3,200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (4) Ba2 3,132,032
2,200 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (4) Ba2 2,039,085
715 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (4) Ba2 687,830
1,595 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (4) Ba2 1,577,104
4,000 Banco Santander SA , Reg S 7.500% N/A (4) Ba1 3,970,000

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
January 31, 2023
(Unaudited)

NPFD
Investments in Derivatives
Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 3,000 Banco Santander SA 4.750% N/A (4) Ba1 $ 2,603,005
7,258 Barclays PLC 7.750% N/A (4) BBB- 7,203,347
3,800 Barclays PLC 6.125% N/A (4) BBB- 3,628,962
2,340 Barclays PLC 8.000% N/A (4) BBB- 2,349,711
735 BNP Paribas SA, 144A 7.750% N/A (4) BBB 760,725
655 BNP Paribas SA, 144A 9.250% N/A (4) BBB 711,330
5,150 BNP Paribas SA, 144A 6.625% N/A (4) BBB 5,079,188
2,089 BNP Paribas SA, 144A 7.000% N/A (4) BBB 2,068,110
5,800 Credit Agricole SA, 144A 8.125% N/A (4) BBB 5,978,582
2,465 Credit Agricole SA, 144A 7.875% N/A (4) BBB 2,462,535
910 Danske Bank A/S , Reg S 7.000% N/A (4) BBB- 882,700
925 Danske Bank A/S , Reg S 4.375% N/A (4) BBB- 812,844
6,290 HSBC Holdings PLC 6.000% N/A (4) BBB 6,040,916
7,000 HSBC Holdings PLC 6.375% N/A (4) BBB 6,909,000
8,441 ING Groep NV , Reg S 6.750% N/A (4) BBB 8,282,731
1,098 Intesa Sanpaolo SpA, 144A 7.700% N/A (4) BB- 1,036,509
9,185 Lloyds Banking Group PLC 6.750% N/A (4) Baa3 8,967,889
2,000 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 1,985,180
1,500 Macquarie Bank Ltd/London, 144A 6.125% N/A (4) BB+ 1,380,790
7,000 NatWest Group PLC 8.000% N/A (4) BBB- 7,078,750
795 NatWest Group PLC 6.000% N/A (4) Baa3 759,225
2,100 Nordea Bank Abp, 144A 6.625% N/A (4) BBB+ 2,071,125
1,500 Societe Generale SA, 144A 4.750% N/A (4) BB+ 1,334,400
1,500 Societe Generale SA, 144A 9.375% N/A (4) BB+ 1,610,625
3,345 Societe Generale SA, 144A 8.000% N/A (4) BB 3,386,813
1,700 Standard Chartered PLC, 144A 7.750% N/A (4) BBB- 1,708,211
755 Standard Chartered PLC, 144A 6.000% N/A (4) BBB- 741,788
1,660 UniCredit SpA , Reg S 8.000% N/A (4) BB- 1,637,175
103,706 Total Banks 101,886,717
Capital Markets - 7.4%
9,004 Credit Suisse Group AG, 144A 7.500% N/A (4) BB- 8,335,517
2,460 Credit Suisse Group AG, 144A 7.500% N/A (4) BB- 2,330,850
3,325 Credit Suisse Group AG, 144A 9.750% N/A (4) BB- 3,225,250
5,850 Credit Suisse Group AG, 144A 6.375% N/A (4) Ba2 4,738,500
6,000 Deutsche Bank AG 6.000% N/A (4) Ba2 5,445,923
3,710 UBS Group AG, 144A 4.875% N/A (4) BBB 3,334,919
9,550 UBS Group AG , Reg S 6.875% N/A (4) BBB 9,473,600
420 UBS Group AG, 144A 7.000% N/A (4) BBB 417,362
40,319 Total Capital Markets 37,301,921
Commercial Banks - 0.2%
1,220 HSBC Holdings PLC 6.375% N/A (4) BBB 1,194,392
1,220 Total Commercial Banks 1,194,392
$ 145,245 Total Contingent Capital Securities (cost $153,059,025) 140,383,030
Total Long-Term Investments (cost $849,941,212) 779,912,440
Borrowings - (31.5)% (7),(8) (159,314,000)
Reverse Repurchase Agreements, including accrued interest - (7.1)%(9) (35,855,302)
Taxable Fund Preferred Shares, net of deferred offering costs - (16.7)%(10) (84,499,075)
Other Assets & Liabilities, Net -   1.3%(11) 6,133,211
Net Assets Applicable to Common Shares - 100% $ 506,377,274
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (448) 3/23 $ (48,520,228) $ (48,940,500) $ (420,272)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $53,309,292 have been pledged as collateral for reverse repurchase agreements.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) Borrowings as a percentage of Total Investments is 20.4%.
(8) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $340,633,981 have been pledged as collateral for borrowings.
(9) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 4.6%.
(10) Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.9%.
(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-
traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
See accompanying notes to financial statements

Statement of Assets and Liabilities
January 31, 2023
(Unaudited)
See accompanying notes to financial statements.

.
JPC JPI JPS JPT NPFD
Assets
Long-term investments, at value
†
$ 1,364,382,453 $ 734,498,623 $ 2,630,187,517 $ 134,705,605 $ 779,912,440
Short-term investments, at value
◊
6,169,002 2,086,097 43,663,483 634,573 –
Cash 4,742,894 1,315,103 166,294 269,247 –
Cash denominated in foreign currencies
^
– – 174 – –
Cash collateral at brokers for investments in futures contracts
(1)
– – – – 582,046
Unrealized appreciation on interest rate swaps 14,190,005 1,325,917 26,636,987 – –
Receivable for dividends 88,346 61,915 390,550 10,699 134,643
Receivable for interest 19,083,304 9,550,740 34,172,626 1,806,620 9,627,167
Receivable for investments sold 1,054,007 145,500 393,749 – –
Receivable for reclaims 49,905 – – 1,843 28,877
Deferred offering costs 187,362 – 198,422 – –
Other assets 486,759 83,488 922,992 1,859 76,756
Total assets 1,410,434,037 749,067,383 2,736,732,794 137,430,446 790,361,929
Liabilities
Cash overdraft – – – – 138,641
Cash collateral due to broker 14,727,118 1,319,656 27,630,008 – –
Borrowings 249,400,000 198,400,000 459,300,000 43,400,000 159,314,000
Reverse repurchase agreements, including accrued interest 102,518,768 65,402,830 276,127,924 1,001,365 35,855,302
Payable for dividends 4,848,114 2,587,494 8,138,937 463,491 2,319,374
Payable for investments purchased - regular settlement 5,803,671 3,674,780 – 604,379 417,894
Payable for offering costs 116,466 – 67,875 – –
Payable for variation margin on futures contracts – – – – 94,500
Taxable Fund Preferred ("TFP") Shares, net of deferred offering costs
**
149,335,943 – 268,984,657 – 84,499,075
Accrued expenses:
Custodian fees 150,897 88,552 268,958 29,639 809
Interest 1,101,907 883,504 2,030,026 192,744 650,566
Investor relations 24,270 13,714 47,433 1,542 15,038
Management fees 925,319 524,064 1,811,174 48,898 602,978
Trustees fees 357,742 71,135 687,057 1,689 9,721
Professional fees — 15,389 34,442 16,381 24,652
Shareholder reporting expenses 93,327 41,967 184,403 12,978 16,985
Shareholder servicing agent fees 296 21 694 21 232
Shelf offering costs 38,172 – 25,650 – –
Other 18,359 5,141 9,679 4,649 24,888
Total liabilities 529,460,369 273,028,247 1,045,348,917 45,777,776 283,984,655
Commitments and contingencies (as disclosed in Note 8)
Net assets applicable to common shares $ 880,973,668 $ 476,039,136 $ 1,691,383,877 $ 91,652,670 $ 506,377,274
Common shares outstanding 105,069,232 22,772,419 205,710,932 4,391,624 24,164,141
Net asset value ("NAV") per common share outstanding $ 8 .38 $ 20 .90 $ 8 .22 $ 20 .87 $ 20 .96
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share $ 1,050,692 $ 227,724 $ 2,057,109 $ 43,916 $ 241,641
Paid-in surplus 1,049,253,894 537,875,526 1,877,845,371 111,065,215 603,829,711
Total distributable earnings (loss) (169,330,918) (62,064,114) (188,518,603) (19,456,461) (97,694,078)
Net assets applicable to common shares $ 880,973,668 $ 476,039,136 $ 1,691,383,877 $ 91,652,670 $ 506,377,274
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited Unlimited Unlimited
†
Long-term investments, cost $ 1,412,072,160 $ 760,381,309 $ 2,737,280,054 $ 140,681,673 $ 849,941,212
◊
Short-term investments, cost $ 6,169,002 $ 2,086,097 $ 43,663,483 $ 634,573 $ —
^
Cash denominated in foreign currencies, cost $ — $ — $ 164 $ — $ —
**
TFP Shares, liquidation preference 150,000,000 — 270,000,000 — 85,000,000
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
Six Months Ended January 31, 2023
(Unaudited)
See accompanying notes to financial statements.

JPC JPI JPS JPT NPFD
Investment Income
Dividends $ 8,504,141 $ 5,020,089 $ 9,823,637 $ 813,981 $ 4,880,158
Interest 34,526,761 18,286,091 67,678,729 3,277,528 14,175,185
Rehypothecation income 61,103 46,124 92,051 — —
Total Investment Income 43,092,005 23,352,304 77,594,417 4,091,509 19,055,343
Expenses
– – – – –
Management fees 5,545,120 3,105,648 10,758,883 577,505 3,469,195
Shareholder servicing agent fees 912 62 2,106 62 198
Interest expense and amortization of offering costs 10,451,286 5,815,662 20,806,727 955,271 5,768,977
Liquidity fees 637,836 — 1,335,253 — 331,140
Remarketing fees 69,583 — 138,000 — 36,597
Stock exchange listing fees 15,577 3,641 30,551 6,123 —
Investor relations expenses 25,283 13,365 48,991 3,176 17,381
Custodian expenses 103,504 63,656 205,328 17,513 51,637
Trustees fees 16,175 8,639 32,005 1,626 9,064
Professional fees 146,512 36,809 172,460 42,436 89,498
Shareholder reporting expenses 78,725 36,055 148,109 11,922 17,835
Other 9,291 7,348 12,111 5,102 5,574
Total expenses before expense reimbursement 17,099,804 9,090,885 33,690,524 1,620,736 9,797,096
Expense reimbursement — — — (288,908) —
Net expenses 17,099,804 9,090,885 33,690,524 1,331,828 9,797,096
Net investment income (loss) 25,992,201 14,261,419 43,903,893 2,759,681 9,258,247
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency (4,756,776) (4,816,633) 3,293,809 (655,440) (11,522,737)
Net realized gain (loss) from futures contracts — — — — 2,631,333
Net realized gain (loss) from swaps 969,062 629,382 2,222,647 — —
Net realized gain (loss) (3,787,714) (4,187,251) 5,516,456 (655,440) (8,891,404)
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (4,429,868) (1,627,880) (24,626,789) (203,145) 15,076,998
Change in net unrealized appreciation (depreciation) of futures contracts — — — — (243,675)
Change in net unrealized appreciation (depreciation) of swaps 11,918,611 384,499 21,966,999 — —
Change in net unrealized appreciation (depreciation) 7,488,743 (1,243,381) (2,659,790) (203,145) 14,833,323
Net realized and unrealized gain (loss) 3,701,029 (5,430,632) 2,856,666 (858,585) 5,941,919
Net increase (decrease) in net assets applicable to common
shares from operations $ 29,693,230 $ 8,830,787 $ 46,760,559 $ 1,901,096 $ 15,200,166

Statement of Changes in Net Assets
See accompanying notes to financial statements.

JPC JPI
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Operations
Net investment income (loss) $ 25,992,201 $ 68,799,874 $ 14,261,419 $ 36,046,491
Net realized gain (loss) (3,787,714) (18,003,286) (4,187,251) (3,730,826)
Change in net unrealized appreciation (depreciation) 7,488,743 (140,874,946) (1,243,381) (90,451,707)
Net increase (decrease) in net assets applicable to common shares from operations 29,693,230 (90,078,358) 8,830,787 (58,136,042)
Distributions to Common Shareholders
Dividends (32,781,600) (66,660,132) (17,033,769) (35,659,439)
Decrease in net assets applicable to common shares from
distributions to common shareholders (32,781,600) (66,660,132) (17,033,769) (35,659,439)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs — 11,703,948 — —
Net proceeds from shares issued to shareholders due to
reinvestment of distributions — 382,390 — 154,363
Net increase (decrease) in net assets from applicable to common shares from capital share transactions — 12,086,338 — 154,363
Net increase (decrease) in net assets applicable to common shares (3,088,370) (144,652,152) (8,202,982) (93,641,118)
Net assets applicable to common shares at the beginning of the period 884,062,038 1,028,714,190 484,242,118 577,883,236
Net assets applicable to common shares at the end of the period $ 880,973,668 $ 884,062,038 $ 476,039,136 $ 484,242,118

See accompanying notes to financial statements.

JPS JPT
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Unaudited
Six Months Ended
1/31/23
Year Ended
7/31/22
Operations
Net investment income (loss) $ 43,903,893 $ 118,936,222 $ 2,759,681 $ 7,516,570
Net realized gain (loss) 5,516,456 545,509 (655,440) (809,709)
Change in net unrealized appreciation (depreciation) (2,659,790) (338,880,802) (203,145) (19,819,462)
Net increase (decrease) in net assets applicable to common shares from operations 46,760,559 (219,399,071) 1,901,096 (13,112,601)
Distributions to Common Shareholders
Dividends (53,073,479) (121,278,321) (3,159,773) (8,310,452)
Decrease in net assets applicable to common shares from
distributions to common shareholders (53,073,479) (121,278,321) (3,159,773) (8,310,452)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs — 9,114,000 — —
Net proceeds from shares issued to shareholders due to
reinvestment of distributions — 287,954 — 54,398
Cost of shares repurchased and retired through tender offer – – – (57,097,582)
Net increase (decrease) in net assets from applicable to common shares from capital share transactions — 9,401,954 — (57,043,184)
Net increase (decrease) in net assets applicable to common shares (6,312,920) (331,275,438) (1,258,677) (78,466,237)
Net assets applicable to common shares at the beginning of the period 1,697,696,797 2,028,972,235 92,911,347 171,377,584
Net assets applicable to common shares at the end of the period $ 1,691,383,877 $ 1,697,696,797 $ 91,652,670 $ 92,911,347

See accompanying notes to financial statements.

NPFD
Unaudited
Six Months Ended
1/31/23
Unaudited
For the Period
12/15/21
(commencement of
operations)
through
7/31/22
Operations
Net investment income (loss) $ 9,258,247 $ 14,428,732
Net realized gain (loss) (8,891,404) (4,412,968)
Change in net unrealized appreciation (depreciation) 14,833,323 (85,282,367)
Net increase (decrease) in net assets applicable to common shares from operations 15,200,166 (75,266,603)
Distributions to Common Shareholders
Dividends (17,651,905) (20,007,909)
Decrease in net assets applicable to common shares from distributions to common shareholders (17,651,905) (20,007,909)
Capital Share Transactions
Common shares:
Proceeds from sale of common shares — 604,003,525
Net increase (decrease) in net assets applicable to common shares (2,451,739) 508,729,013
Net assets applicable to common shares at the beginning of the period 508,829,013 100,000
Net assets applicable to common shares at the end of the period $ 506,377,274 $ 508,829,013

Statement of Cash Flows
January 31, 2023
(Unaudited)
See accompanying notes to financial statements.

JPC JPI JPS JPT NPFD
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Applicable to Common Shares from
Operations $ 29,693,230 $ 8,830,787 $ 46,760,559 $ 1,901,096 $ 15,200,166
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (79,858,195) (30,711,963) (179,818,662) (6,315,938) (77,922,938)
Proceeds from sale and maturities of investments 99,631,285 45,413,953 209,222,725 9,083,128 87,435,651
Proceeds from (Purchase of) short-term investments, net (1,355,504) 2,536,189 (12,303,086) (439,900) 4,814,971
Proceeds from litigation settlement 455 — — — —
Amortization (Accretion) of premiums and discounts, net 2,916,393 1,262,648 5,050,306 429,763 5,753,619
Amortization of deferred offering costs 20,943 — 54,341 — 19,075
(Increase) Decrease in:
Receivable for dividends 44,463 23,379 656,694 6,460 37,029
Receivable for interest (622,252) 154,050 1,083,964 110,626 392,992
Receivable for investments sold (662,886) (145,500) (393,749) — —
Other assets (126,091) (754) 6,609 4,511 (71,389)
Increase (Decrease) in:
Payable for investments purchased - regular settlement (1,165,551) 2,099,780 — 314,379 (1,232,106)
Payable for variation margin on futures contracts — — — — 90,648
Payable for offering cost 116,466 — (508,227) — —
Accrued custodian fees (5,403) (5,279) 24,648 (1,320) (71,208)
Accrued investor relations fees 336 14 106 708 3,730
Accrued management fees (28,314) (13,474) 80,817 (19,318) (8,361)
Accrued interest 415,320 643,102 1,291,985 184,548 12,367
Accrued Trustees fees 14,931 3,778 28,810 (4,639) 1,439
Accrued professional fees (32,625) (17,441) (583) (12,347) 13,612
Accrued shareholder reporting expenses 42,638 20,219 79,447 8,558 6,062
Accrued shareholder servicing agent fees 6 — 17 — 124
Accrued shelf offering costs (2,600) — (16,111) — —
Accrued other expenses 6,409 (2,568) (1,979) 331 23,915
Net realized (gain) loss from investments and foreign currency 4,756,776 4,816,633 (3,293,809) 655,440 11,522,737
Change in net unrealized (appreciation) depreciation of investments and foreign currency 4,429,868 1,627,880 24,626,789 203,145 (15,076,998)
Change in net unrealized (appreciation) depreciation of swaps (11,918,611) (384,499) (21,966,999) — —
Net cash from operating activities 46,311,487 36,150,934 70,664,612 6,109,231 30,945,137
Cash Flows from Financing Activities
Proceeds from borrowings — 12,400,000 — — 19,514,000
(Repayments) of borrowings (174,000,000) (30,000,000) (40,000,000) (3,600,000) (48,800,000)
Proceeds from reverse repurchase agreements — — — 1,000,000 52,197,000
(Repayments of) reverse repurchase agreements — — — — (119,916,000)
Proceeds from TFP Shares issued, at liquidation preference 150,000,000 — — — 85,000,000
(Payments for) deferred offering costs (685,000) — — — (520,000)
Increase (Decrease) in cash overdraft — (116,096) — — 138,641
Increase (Decrease) in cash collateral due to broker 11,901,445 264,475 22,324,370 — —
Cash distributions paid to common shareholders (33,400,575) (17,384,210) (53,792,306) (3,240,009) (18,666,630)
Net cash provided by (used in) financing activities (46,184,130) (34,835,831) (71,467,936) (5,840,009) (31,052,989)
Net Increase (Decrease) in Cash, cash denominated in foreign currencies and Cash Collateral at Brokers 127,357 1,315,103 (803,324) 269,222 (107,852)
Cash, cash denominated in foreign currencies and Cash Collateral at Brokers at the beginning of period 4,615,537 — 969,792 25 689,898
Cash, cash denominated in foreign currencies and Cash Collateral at Brokers at the end of period $ 4,742,894 $ 1,315,103 $ 166,468 $ 269,247 $ 582,046

See accompanying notes to financial statements.

The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
JPC JPI JPS JPT NPFD
Cash $ 4,742,894 $ 1,315,103 $ 166,294 $ 269,247 $ —
Cash denominated in foreign currencies — — 174 — —
Cash collateral at brokers for investments in futures contracts — — — — 582,046
Total cash , cash denominated in foreign currencies and cash collateral at brokers $ 4,742,894 $ 1,315,103 $ 166,468 $ 269,247 $ 582,046
Supplemental Disclosure of Cash Flow Information JPC JPI JPS JPT NPFD
Cash paid for interest
$ 10,017,001 $ 5,164,068 $ 19,464,325 $ 769,453 $ 5,737,536

Financial Highlights

The Funds' fiscal year end is July 31st.  The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return of
Capital Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Ending
NAV
Ending
Share
Price
JPC
2023(e) $ 8.41 $ 0.25 $ 0.03 $ 0.28 $ (0.31) $ — $ — $ (0.31) $ — $ — $ 8.38 $ 7.96
2022 9.91 0.66 (1.52) (0.86) (0.64) — — (0.64) —(g) —(g) 8.41 8.20
2021 8.83 0.67 1.05 1.72 (0.64) — — (0.64) —(g) —(g) 9.91 10.00
2020 10.14 0.65 (1.26) (0.61) (0.68) — (0.02) (0.70) — — 8.83 8.81
2019 10.16 0.70 0.01 0.71 (0.70) — (0.03) (0.73) — — 10.14 9.91
2018 10.87 0.76 (0.70) 0.06 (0.77) — —(g) (0.77) — — 10.16 9.44
JPI
2023(e) 21.26 0.63 (0.24) 0.39 (0.75) — — (0.75) — — 20.90 20.37
2022 25.38 1.58 (4.13) (2.55) (1.57) — — (1.57) — — 21.26 20.51
2021 22.45 1.65 2.85 4.50 (1.57) — — (1.57) — — 25.38 26.26
2020 24.67 1.59 (2.20) (0.61) (1.57) — (0.04) (1.61) — — 22.45 22.20
2019 24.39 1.64 0.27 1.91 (1.61) — (0.02) (1.63) — — 24.67 24.27
2018 25.97 1.66 (1.55) 0.11 (1.62) — (0.07) (1.69) — — 24.39 23.13
(a) Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its
NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See accompanying notes to financial statements.

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
JPC
JPI
2023
(e)
2.63% (f)
2.54% (f)
2022
0.72
0.69
2021
0.49
0.44
2020
1.17
1.01
2019
1.73
1.43
2018
1.29
0.97
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
NAV(b)
Based
on
Share
Price(b)
Ending
Net
Assets
(000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate(d)
3.62% 1.19% $ 880,974 4.03% (f) 6.12% (f) 6%
(9.05) (11.91) 884,062 2.06 7.10 71
19.93 21.55 1,028,714 1.81 7.02 23
(6.16) (4.12) 912,193 2.50 6.87 32
7.48 13.52 1,047,925 3.04 7.10 23
0.57 (3.76) 1,049,894 2.59 7.19 29
2.14 3.28 476,039 3.96 (f) 6.22 (f) 4
(10.41) (16.35) 484,242 2.06 6.75 9
20.54 26.22 577,883 1.76 6.79 23
(2.50) (1.93) 511,060 2.34 6.75 34
8.29 12.79 561,523 2.72 6.90 27
0.37 (1.40) 555,058 2.22 6.56 26
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 5 – Fund
Shares) and/or borrowings and/or reverse repurchase agreements (as described in Note 9 - Borrowing Agreements and Reverse Repurchase Agreements), where applicable.
• Each ratio includes the effect of all interest expenses paid and other costs related to preferred shares and/or borrowings and/or reverse repurchase agreements, where applicable, as follows:
(d) Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and Investments in Derivatives)
divided by the average long-term market value during the period.
(e) Unaudited.  For the six months ended January 31, 2023.
(f) Annualized.
(g) Value rounded to zero.

Financial Highlights

The Funds' fiscal year end is July 31st.  The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return of
Capital Total
Discount
Per
Share
Repurchased
and Retired
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Ending
NAV
Ending
Share
Price
JPS
2023(f) $ 8.25 $ 0.21 $ 0.02 $ 0.23 $ (0.26) $ — $ — $ (0.26) $ — $ — $ — $ 8.22 $ 7.63
2022 9.91 0.58 (1.65) (1.07) (0.59) — — (0.59) — —(h) —(h) 8.25 7.77
2021 9.06 0.63 0.83 1.46 (0.61) — — (0.61) — —(h) —(h) 9.91 10.02
2020 9.84 0.63 (0.76) (0.13) (0.60) — (0.05) (0.65) — — — 9.06 9.07
2019 9.73 0.66 0.12 0.78 (0.66) — (0.01) (0.67) —(h) — — 9.84 9.79
2018 10.39 0.69 (0.62) 0.07 (0.73) — — (0.73) — — — 9.73 8.94
JPT
2023(f) 21.16 0.63 (0.20) 0.43 (0.72) — — (0.72) — — — 20.87 19.35
2022 25.04 1.30 (3.68) (2.38) (1.50) — — (1.50) — — — 21.16 20.26
2021 22.84 1.31 2.31 3.62 (1.42) — — (1.42) — — — 25.04 25.45
2020 24.24 1.29 (1.27) 0.02 (1.42) — — (1.42) — — — 22.84 23.20
2019 23.89 1.36 0.41 1.77 (1.42) — — (1.42) — — — 24.24 23.90
2018 25.62 1.44 (1.66) (0.22) (1.51) — — (1.51) — — — 23.89 23.17
(a) Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its
NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See accompanying notes to financial statements.

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
JPS
JPT
2023
(f)
2.75% (g)
2.16% (g)
2022
0.73
0.41
2021
0.49
0.22
2020
1.14
0.55
2019
1.73
0.83
2018
1.22
0.60
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
NAV(b)
Based
on
Share
Price(b)
Ending
Net
Assets
(000) Expenses(c)
Expenses
After
Reimbursement(d)
Net
Investment
Income
(Loss)(c),(d)
Portfolio
Turnover
Rate(e)
3.00% 1.86% $ 1,691,384 4.15% (g) N/A % (g) 5.41% (g) 7%
(11.16) (17.04) 1,697,697 2.06 N/A 6.33 12
16.45 17.75 2,028,972 1.78 N/A 6.51 14
(1.29) (0.59) 1,847,233 2.44 N/A 6.73 24
8.53 18.01 2,004,447 3.02 N/A 6.91 16
0.66 (6.43) 1,982,910 2.48 N/A 6.77 13
2.27 (0.71) 91,653 3.66 (g) 3.01 (g) 6.23 (g) 5
(9.81) (14.88) 92,911 1.72 1.53 5.33 34
16.25 16.33 171,378 1.37 N/A 5.42 28
0.15 3.18 156,199 1.71 N/A 5.52 22
7.76 9.78 165,623 2.00 N/A 5.83 26
(0.84) (2.36) 163,238 1.77 N/A 5.82 28
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 5 – Fund
Shares) and/or borrowings and/or reverse repurchase agreements (as described in Note 9 - Borrowing Agreements and Reverse Repurchase Agreements), where applicable.
• Each ratio includes the effect of all interest expenses paid and other costs related to preferred shares and/or borrowings and/or reverse repurchase agreements, where applicable, as follows:
(d) During the six months ended January 31, 2023 and the year ended July 31, 2022, the Adviser voluntarily reimbursed JPT for certain expenses incurred in connection with its restructuring. See Note 7-Management Fees for more information.
(e) Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and Investments in Derivatives)
divided by the average long-term market value during the period.
(f) Unaudited.  For the six months ended January 31, 2023.
(g) Annualized.
(h) Value rounded to zero.

Financial Highlights

The Fund's fiscal year end is July 31st.  The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Ending
Share
Price
NPFD
2023(e) $ 21.06 $ 0.38 $ 0.25 $ 0.63 $ (0.73) $ — $ (0.73) $ 20.96 $ 18.92
2022(g) 25.00 0.61 (3.72) (3.11) (0.83) — (0.83) 21.06 19.98
(a) Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its
NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See accompanying notes to financial statements.

Ratios of Interest
Expense to
Average Net Assets
Applicable
to Common Shares
NPFD
2023
(e)
2.53% (f)
2022
0.74
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
NAV(b)
Based
on
Share
Price(b)
Ending
Net
Assets
(000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate(d)
3.22% (1.39) % $ 506,377 4.04% (f) 3.82% (f) 10%
(12.48) (16.77) 508,829 2.13 (f) 4.33 (f) 14
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 5 – Fund
Shares) and/or borrowings and/or reverse repurchase agreements (as described in Note 9 - Borrowing Agreements and Reverse Repurchase Agreements), where applicable.
• Each ratio includes the effect of all interest expenses pai d and other costs related to preferred shares and/or borrowings and/or reverse repurchase agreements, where applicable, as follows:
(d) Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and Investments in Derivatives)
divided by the average long-term market value during the period.
(e) Unaudited.  For the six months ended January 31, 2023.
(f) Annualized.
(g) For the period December 15, 2021 (commencement of operations) through July 31, 2022.

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings TFP Shares
Borrowings
and/or
TFP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $1,000
Share(b)
Aggregate
Amount
Outstanding
(000) (a)
Asset
Coverage
Per $1,000
Share (b)
Asset
Coverage
Per $1
Liquidation
Preference
JPC
2023(c) $ 249,400 $ 5,134 $ 150,000 $ 3,206 $ 3.21
2022 423,400 3,088 — — —
2021 462,700 3,223 — — —
2020 400,000 3,280 — — —
2019 455,000 3,303 — — —
2018 437,000 3,403 — — —
JPI
2023(c) 198,400 3,399 — — —
2022 216,000 3,242 — — —
2021 234,800 3,461 — — —
2020 200,000 3,555 — — —
2019 210,000 3,674 — — —
2018 225,000 3,467 — — —
JPS
2023(c) 459,300 5,270 270,000 3,319 3.32
2022 499,300 4,402 270,000 3,208 3.21
2021 873,300 3,323 — — —
2020 740,300 3,495 — — —
2019 853,300 3,349 — — —
2018 845,300 3,346 — — —
JPT
2023(c) 43,400 3,112 — — —
2022 47,000 2,977 — — —
2021 47,000 4,646 — — —
2020 37,300 5,188 — — —
2019 42,500 4,897 — — —
2018 42,500 4,841 — — —
NPFD
2023(c) 159,314 4,712 85,000 3,073 3.07
2022(d) 188,600 3,698 — — —
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $1,000: Asset coverage per $1,000 of debt is calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, dividing the results by the aggregate amount of the Fund's senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(c) Unaudited.  For the six months ended January 31, 2023.
(d) For the period December 15, 2021 (commencement of operations) through July 31, 2022.

Notes to Financial Statements
(Unaudited)

1. General Information
Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
Nuveen Preferred & Income Opportunities Fund (JPC)
Nuveen Preferred and Income Term Fund (JPI)
Nuveen Preferred & Income Securities Fund (JPS)
Nuveen Preferred and Income Fund (JPT)
Nuveen Variable Rate Preferred & Income Fund (NPFD)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. JPC, JPI, JPS, JPT and NPFD were each organized as Massachusetts business trusts on January 27, 2003, April 18, 2012,
June 24, 2002, July 6, 2016 and June 1, 2021, respectively.
Current Fiscal Period
The end of the reporting period for the Funds is January 31, 2023, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. For JPC, JPI, JPT and NPFD, the Adviser has entered into sub-advisory agreements with Nuveen Asset Management LLC (“NAM”), a subsidiary of the Adviser. For JPS, the Adviser has entered into a sub-advisory agreement with Spectrum Asset Management, Inc. (“Spectrum”). Spectrum and NAM are each a “Sub-Adviser” and collectively, the “Sub-Advisers”
for their respective Funds. The Sub-Advisers manage the investment portfolio of each Fund. The Adviser is responsible for managing JPC’s, JPI’s and
JPS’s investments in swap contracts.
Developments Regarding the Funds’ Control Share By-Law
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a
Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’
Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board
of Trustees (the “Board”) amended the Funds’ by-laws to provide that the Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control
Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the
Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Notes to Financial Statements
(Unaudited) (continued)
Compensation
The Funds pay no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to each Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because their currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S.
dollars on the respective dates of such transactions.
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the Funds’ investments in non-U.S. securities were as follows:
JPC Value
% of Total
Investments
Country:
United Kingdom $ 163,242,756 11.9%
Switzerland 100,155,627 7.3
France 72,324,939 5.3
Spain 33,453,812 2.4
Canada 32,210,184 2.3
Netherlands 29,927,120 2.2
Australia 24,715,072 1.8
Ireland 20,924,934 1.5
Germany 19,906,637 1.4
Bermuda 15,286,970 1.1
Other 35,090,651 2.7
Total non-U.S. Securities $547,238,702 39.9%

JPI Value
% of Total
Investments
Country:
United Kingdom $ 89,773,984 12.2%
Switzerland 53,576,482 7.3
France 39,602,080 5.4
Spain 17,994,270 2.4
Canada 17,426,354 2.4
Netherlands 16,811,433 2.3
Australia 15,684,444 2.1
Germany 11,074,598 1.5
Bermuda 9,362,227 1.3
Ireland 8,722,961 1.2
Other 19,099,491 2.5
Total non-U.S. Securities $299,128,324 40.6%
JPS Value
% of Total
Investments
Country:
United Kingdom $ 300,082,985 11.2%
France 247,331,334 9.2
Switzerland 223,741,822 8.4
Canada 107,538,898 4.0
Finland 78,886,387 2.9
Spain 61,726,884 2.3
Netherlands 35,563,419 1.3
Australia 33,604,757 1.3
Norway 31,490,910 1.2
Japan 31,396,380 1.2
Other 85,217,458 3.2
Total non-U.S. Securities $1,236,581,234 46.2%
JPT Value
% of Total
Investments
Country:
United Kingdom $ 15,815,775 11.7%
Switzerland 9,633,539 7.1
France 7,458,326 5.5
Canada 3,263,288 2.4
Spain 3,109,972 2.3
Netherlands 3,034,431 2.2
Germany 2,824,472 2.1
Ireland 2,786,592 2.1
Australia 2,571,424 1.9
Bermuda 2,242,194 1.7
Other 2,500,222 1.8
Total non-U.S. Securities $55,240,235 40.8%
NPFD Value
% of Total
Investments
Country:
United Kingdom $ 66,855,606 8.6%
Canada 40,546,075 5.2
Switzerland 31,855,998 4.1
France 23,392,307 3.0
Ireland 19,375,688 2.5
Australia 16,077,023 2.0
Spain 11,744,122 1.5
Netherlands 10,755,945 1.4
Bermuda 8,406,342 1.1
Germany 5,445,924 0.7
Other 12,911,538 1.6
Total non-U.S. Securities $247,366,568 31.7%

Notes to Financial Statements
(Unaudited) (continued)
Foreign Taxes
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable.
The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recorded on the ex-dividend date and recorded at fair value.
Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Rehypothecation income is comprised of fees earned in connection with the rehypothecation of pledged collateral as further described in Note 9 – Borrowing Arrangements and Reverse Repurchase Agreements.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International
Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
("ASU 2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Notes to Financial Statements
(Unaudited) (continued)
JPC
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
$1,000 Par (or similar) Institutional Preferred $ 12,518,428 $ 669,618,613 $ – $ 682,137,041
Contingent Capital Securities – 436,801,676 – 436,801,676
$25 Par (or similar) Retail Preferred 221,344,121 20,475,426 – 241,819,547
Corporate Bonds – 3,624,189 – 3,624,189
Short-Term Investments:
Repurchase Agreements – 6,169,002 – 6,169,002
Investments in Derivatives:
Interest Rate Swaps** – 14,190,005 – 14,190,005
Total $ 233,862,549 $ 1,150,878,911 $ – $ 1,384,741,460
1
JPI
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
$1,000 Par (or similar) Institutional Preferred $ 11,723,607 $ 346,153,296 $ – $ 357,876,903
Contingent Capital Securities – 237,265,159 – 237,265,159
$25 Par (or similar) Retail Preferred 119,949,195 16,044,422 – 135,993,617
Corporate Bonds – 3,362,944 – 3,362,944
Short-Term Investments:
Repurchase Agreements – 2,086,097 – 2,086,097
Investments in Derivatives:
Interest Rate Swaps** – 1,325,917 – 1,325,917
Total $ 131,672,802 $ 606,237,835 $ – $ 737,910,637
1
JPS
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
$1,000 Par (or similar) Institutional Preferred $ – $ 1,345,126,672 $ – $ 1,345,126,672
Contingent Capital Securities – 906,809,398 – 906,809,398
$25 Par (or similar) Retail Preferred 230,406,052 23,800,955 – 254,207,007
Corporate Bonds – 77,748,068 – 77,748,068
Convertible Preferred Securities 28,000,459 – – 28,000,459
Investment Companies 18,295,913 – – 18,295,913
Short-Term Investments:
Repurchase Agreements – 43,663,483 – 43,663,483
Investments in Derivatives:
Interest Rate Swaps** – 26,636,987 – 26,636,987
Total $ 276,702,424 $ 2,423,785,563 $ – $ 2,700,487,987
1
JPT
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
$1,000 Par (or similar) Institutional Preferred $ 1,987,052 $ 66,338,381 $ – $ 68,325,433
Contingent Capital Securities – 41,956,630 – 41,956,630
$25 Par (or similar) Retail Preferred 20,797,717 1,690,560 – 22,488,277
Corporate Bonds – 1,935,265 – 1,935,265
Short-Term Investments:
Repurchase Agreements – 634,573 – 634,573
Total $ 22,784,769 $ 112,555,409 $ – $ 135,340,178
1
NPFD
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
$1,000 Par (or similar) Institutional Preferred $ – $ 491,572,187 $ – $ 491,572,187
$25 Par (or similar) Retail Preferred 140,932,023 7,025,200 – 147,957,223
Contingent Capital Securities – 140,383,030 – 140,383,030
Investments in Derivatives:
Futures Contracts** (420,272) – – (420,272)
Total $ 140,511,751 $ 638,980,417 $ – $ 779,492,168
1
* Refer to the Fund's Portfolio of Investments for industry classifications.

The Funds hold liabilities in preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 —
Fund Shares.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivatives transactions, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain other derivative instruments. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a
commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
** Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged
(From)
Counterparty
JPC Fixed Income Clearing Corporation $ 6,169,002 $ (6,292,404)
JPI Fixed Income Clearing Corporation 2,086,097 (2,127,861)
JPS Fixed Income Clearing Corporation 43,663,483 (44,536,845)
JPT Fixed Income Clearing Corporation 634,573 (647,301)
Fund
Purchases
Sales and
Maturities
JPC
$ 79,858,195 $ 99,631,285
JPI
30,711,963 45,413,953
JPS
179,818,662 209,222,725
JPT
6,315,938 9,083,128
NPFD
77,922,938 87,435,651

Notes to Financial Statements
(Unaudited) (continued)
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, NPFD invested in short interest rate futures to manage the Fund’s exposure to various points along the yield curve, with a net effect of decreasing the Fund’s overall interest rate sensitivity.
The average notional amount of futures outstanding during the current fiscal period was as follows:
The following table presents the fair value of all futures contracts held as of end of the reporting period, the location of these instruments on the
Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Interest Rate Swap Contracts
Interest rate swap contracts involve a Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).
The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive.
Fund
Average Notional Amount of
Futures Contracts Outstanding*
NPFD $52,239,819
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
NPFD
Interest rate Futures contracts - $ -
Payable for variation
margin on futures
contracts* $ (420,272)
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized Gain
(Loss) from Futures
Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
NPFD Interest rate Future contracts $ 2,631,333 $ (243,675)

Interest rate swap contracts are valued daily. Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. For an over-the-counter (“OTC”) swap, that is not cleared through a clearing house (“OTC Uncleared”), the amount recorded on these transactions is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on interest rate swaps.”
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash deposited by the
Fund to cover initial margin requirements on open swap contracts, if any, is recognized as a component of “Cash collateral at brokers for investments in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap contract. If the Fund has unrealized appreciation, the clearing broker will credit the Fund’s account with an amount equal to the appreciation. Conversely, if the Fund has unrealized depreciation, the clearing broker will debit the Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.”
Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of
Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on interest rate swaps” as described in the preceding paragraph.
The net amount of periodic payments settled in cash are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of
Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract. For tax purposes, payments expected to be received or paid on the swap contracts are treated as ordinary income or expense, respectively. Changes in the value of the swap contracts during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” on the Statement of Operations.
In certain instances, payments are made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap agreements and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Payments received or made at the beginning of the measurement period, if any, are recognized as “Interest rate swaps premiums received and/or paid” on the
Statement of Assets and Liabilities.
During the current fiscal period, JPC, JPI and JPS continued to use interest rate swap contracts to partially hedge the interest cost of leverage.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
Fund
Average Notional Amount of
Interest Rate Swap Contracts
Outstanding*
JPC $ 325,500,000
JPI 157,000,000
JPS 611,000,000
* The average notional amount is calculated based on the outstanding notional at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
JPC
Interest rate
Swaps (OTC
Uncleared)
Unrealized appreciation on interest
rate swaps** $ 14,190,005 - $-
JPI
Interest rate
Swaps (OTC
Uncleared)
Unrealized appreciation on interest
rate swaps** $ 1,325,917 - $-
JPS
Interest rate
Swaps (OTC
Uncleared)
Unrealized appreciation on interest
rate swaps** $ 26,636,987 - $-
** Some swap contracts require a counterparty to pay or receive a premium, which is disclosed in the Statement of Assets and Liabilities, when applicable, and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.

Notes to Financial Statements
(Unaudited) (continued)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Common Shares
Tender Offer
The Board has authorized JPT to conduct a tender offer pursuant to which the Fund would offer to purchase up to 100% of its then outstanding shares for cash on a pro rata basis at a price per share equal 100% of the NAV per share as determined as of the close of regular trading on the
NYSE on the expiration date of the tender offer.
On January 19, 2022, Nuveen announced the Fund’s tender offer, which commenced on January 20, 2022 and expired on February 17, 2022. In the tender offer 2,454,617 shares were tendered, representing approximately 36% of the Fund’s common shares outstanding from participating shareholders.
The final results of the tender offer are as shown in the accompanying table.
Common Shares Equity Shelf Programs and Offering Costs
The following Funds have filed a registration statement with the SEC authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during prior fiscal periods.
Fund Counterparty
Gross Unrealized
Appreciation Interest Rate
Swaps***
Gross Unrealized
(Depreciation) Interest
Rate Swaps*** Net Unrealized
Collateral
Pledged to (from)
Counterparty Net Exposure
JPC
Morgan Stanley Capital
Services LLC $ 14,190,005 $ -   $ 14,190,005 $ (14,730,574) $ (540,569)
JPI
Morgan Stanley Capital
Services LLC 1,325,917 -   1,325,917 (1,320,574) 5,343
JPS
Morgan Stanley Capital
Services LLC 26,636,987 -   26,636,987 (27,651,571) (1,014,584)
***  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized Gain
(Loss) from Swaps
Change in Net Unrealized
Appreciation (Depreciation) of
Swaps
JPC Interest rate Swaps $ 969,062 $ 11,918,611
JPI Interest rate Swaps 629,382 384,499
JPS Interest rate Swaps 2,222,647 21,966,999
JPT
Number of common shares outstanding before tender offer 6,846,241
Number of common shares authorized for tender offer 2,454,617
Purchase price (100% of share NAV on expiration date) $   23.2613
Number of common shares outstanding after tender offer 4,391,624

Under these Shelf Offering, the Funds subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above the Fund’s NAV per common share. In the event the
Fund’s Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Funds’
current and prior fiscal period were as follows:
Costs incurred by each Fund in connection with their initial shelf registration are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Shares Transactions
Transactions in common shares during the Funds' current and prior fiscal period, where applicable, were as follows:
* Prior to the commencement of operations, the Adviser purchased 4,000 shares, which are still held as of the end of the reporting period.
Preferred Shares
Taxable Fund Preferred Shares
JPC, JPS and NPFD has issued and has outstanding Taxable Fund Preferred (“TFP”) Shares, with a $1,000 liquidation preference per share. These
TFP Shares were issued via private placement and are not publicly available.
Each Fund is obligated to redeem its TFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. TFP Shares are initially issued in a pre-specified mode, however, TFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within TFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the TFP Share.
JPC JPS
Six Months
Ended
1/31/23
Year Ended
7/31/22
Six Months
Ended
1/31/23
Year Ended
7/31/22
Maximum aggregate offering Unlimited Unlimited Unlimited Unlimited
Common shares sold - 1,185,860 - 921,252
Offering proceeds, net of offering costs $              - $ 11,703,948 $               - $ 9,114,000
JPC JPI JPS
Six Months
Ended
1/31/23
Year Ended
7/31/22
Six Months
Ended
1/31/23
Year Ended
7/31/22
Six Months
Ended
1/31/23
Year Ended
7/31/22
Common Shares:
Sold through shelf offering — 1,185,860 — — — 921,252
Issued to shareholders due to reinvestment of
distributions — 38,614 — 6,156 — 29,125
Total — 1,224,474 — 6,156 — 950,377
Premium to NAV per shelf offering sold –% 1.18% –% –% –% 1.16%
JPT NPFD*
Six Months
Ended
1/31/23
Year Ended
7/31/22
Six Months
Ended
1/31/23
Year Ended
For the Period
December 15,
2021
(commencement
of operations)
through July 31,
2022
Common Shares:
Sold — — — 24,160,141
Repurchased and retired through tender offer — (2,454,617) — —
Issued to shareholders due to reinvestment of distributions — 2,174 — —
Total — (2,452,443) — 24,160,141
Tender offer:
Price per common share $— $23.26 $— $—
Discount per common share —% 0.00%% —% —%

Notes to Financial Statements
(Unaudited) (continued)
Variable Rate Mode (“VRM”) – Dividends for TFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the TFP Shares.
The fair value of TFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.
Variable Rate Demand Mode (“VRDM”) – Dividends for TFP Shares designated in this mode will be established by a remarketing agent;
therefore, the market value of the TFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which each Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Funds will pay a liquidity and remarketing fee on the aggregate principal amount of all TFP Shares while within VRDM. Payments made by the Funds to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of Operations.
For financial reporting purposes, the liquidation preference of TFP Shares is recorded as a liability and is recognized as a component of “Taxable
Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the TFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on TFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on TFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Subject to certain conditions, TFP Shares may be redeemed, in whole or in part, at any time at the option of the Funds. Each Fund may also be required to redeem certain TFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
JPC and NPFD both incurred offering costs of $685,000 and $520,000 respectively, in connection with their offering of TFP Shares, which were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “Taxable
Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
Details of the Fund’s TFP Shares outstanding as of the end of the reporting period, were as follows:
The average liquidation preference of TFP Shares outstanding and the annualized dividend rate for the Fund during the current fiscal period were as follows:
* For the period August 18, 2022 (first issuance date of shares) through January 31, 2023.
** For the period September 1, 2022 (first issuance date of shares) through January 31, 2023.
Preferred Share Transactions
Transactions in preferred shares during the Funds’ current and prior fiscal period, where applicable, are noted in the following table.
Transactions in TFP Shares for the Funds, where applicable, were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Liquidation
Preference, net of
deferred offering
costs
Term
Redemption
Date Mode
JPC A 150,000 $ 150,000,000 $ 149,335,943 August 1, 2037 VRDM
JPS A 270,000 270,000,000 268,984,657 July 1, 2032 VRDM
NPFD A 85,000 85,000,000 84,499,075 February 1, 2034 VRDM
JPC* JPS NPFD**
Average liquidation preference of TFP Shares outstanding $150,000,000 $270,000,000 $85,000,000
Average dividend rate 3.76% 3.64% 3.86%

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Six Months Ended January 31, 2023
JPC Series Shares Amount
TFP Shares Issued A 150,000 $ 150,000,000
NPFD Series Shares Amount
TFP Shares Issued A 85,000 $ 85,000,000
Year Ended July 31, 2022
JPS Series Shares Amount
TFP Shares Issued A 270,000 $ 270,000,000
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
JPC
$ 1,432,325,229 $ 22,643,637 $ (70,227,406) $ (47,583,769)
JPI
768,448,382 5,618,784 (36,156,529) (30,537,745)
JPS
2,793,458,386 48,505,610 (141,476,009) (92,970,399)
JPT
142,156,103 895,688 (7,711,613) (6,815,925)
NPFD
859,160,414 1,276,655 (80,944,901) (79,668,246)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
JPC
$ 4,295,389 $ — $ (54,156,995) $ (111,151,957) $ — $ (5,228,985) $ (166,242,548)
JPI
1,493,449 — (28,718,891) (23,811,514) — (2,824,176) (53,861,132)
JPS
2,451,794 — (87,068,685) (89,493,764) — (8,095,028) (182,205,683)
JPT
206,075 — (6,251,225) (11,601,485) — (551,149) (18,197,784)
NPFD
2,850,698 — (90,023,166) (4,735,220) — (3,334,651) (95,242,339)
Fund
Short-Term Long-Term Total
JPC
$ 45,557,568 $ 65,594,389 $ 111,151,957
JPI
11,051,618 12,759,896 23,811,514
JPS
12,058,682 77,435,082 89,493,764
JPT
2,833,013 8,768,472 11,601,485
NPFD
4,735,220 — 4,735,220

Notes to Financial Statements
(Unaudited) (continued)
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The
Sub- Advisers are compensated for their services to the Funds from the management fees paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to JPS. During the current fiscal period, JPS paid Spectrum commissions of
$25,556.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of
January 31, 2023, the complex-level fee for each Fund was as follows:
Beginning February 8, 2022, and for a one-year period, the Adviser is waiving 50% of JPT's net management fees.
Average Daily Managed Assets JPC JPI JPS JPT NPFD
For the first $500 million 0.6800% 0.7000% 0.7000% 0.7000% 0.7500%
For the next $500 million 0.6550 0.6750 0.6750 0.6750 0.7250
For the next $500 million 0.6300 0.6500 0.6500 0.6500 0.7000
For the next $500 million 0.6050 0.6250 0.6250 0.6250 0.6750
For managed assets over $2 billion 0.5800 0.6000 0.6000 0.6000 0.6500
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
JPC
0.1580%
JPI
0.1580%
JPS
0.1580%
JPT
0.1580%
NPFD
0.1580%

8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements.
The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the
Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds' rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
9. Borrowings Arrangements and Reverse Repurchase Agreements
Borrowings
Each Fund entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the reporting period, each Fund’s maximum commitment amount under these Borrowings is as follows:
As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:
For JPC, JPI and JPS interest is charged on these Borrowings at OBFR (“Overnight Bank Funding Rate”) plus 0.85% per annum on the amounts borrowed. JPT’s interest is charged on the Borrowings at a rate equal to the 1-Month Term SOFR (“Secured Overnight Financing Rate”) plus 0.825%
(this is comprised of a 0.05% credit adjustment spread to account for SOFR basis plus 0.775% prior to drawn rate) per annum on the amount borrowed and a 0.125% per annum commitment fee on the undrawn portion of the Borrowings. For NPFD, interest is charged on these Borrowings at OBFR plus 0.75% per annum on the amounts borrowed and 0.25% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 25% of the maximum commitment amount.
During the current fiscal period, the average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:
Fund
Maximum
Commitment
Amount
JPC
$ 320,000,000
JPI
255,000,000
JPS
560,000,000
JPT
47,000,000
NPFD
190,000,000
Fund
Outstanding
balance on
Borrowings
JPC $ 249,400,000
JPI 198,400,000
JPS 459,300,000
JPT 43,400,000
NPFD 159,314,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
JPC
184 $ 271,530,435 4.19%
JPI
184 204,748,913 4.23
JPS
184 471,908,696 4.24
JPT
184 44,738,043 4.15
NPFD
184 158,778,239 4.19

Notes to Financial Statements
(Unaudited) (continued)
In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. The Funds’ borrowings outstanding are fully secured by eligible securities held in each Fund’s portfolio of investments. (“Pledged Collateral”) Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the borrowed amount and undrawn balance and amendment fees are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Rehypothecation
JPC, JPI and JPS have each entered into a Rehypothecation Side Letter (“Side Letter”) with its prime brokerage lender, allowing it to re-register the
Pledged Collateral in its own name or in a name other than the Funds’ to pledge, repledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Pledged Collateral (the “Hypothecated Securities”) with all rights of ownership as described in the Side Letter. Subject to certain conditions, the total value of the outstanding Hypothecated Securities shall not exceed the lesser of (i) 98% of the outstanding balance on the
Borrowings to which the Pledged Collateral relates and (ii) 33 1⁄3 % of the Funds’ total assets. The Funds may designate any Pledged Collateral as ineligible for rehypothecation. The Funds may also recall Hypothecated Securities on demand.
The Funds also have the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such
Pledged Collateral against the current Borrowings under the Side Letter in the event that the prime brokerage lender fails to timely return the
Pledged Collateral and in certain other circumstances. In such circumstances, however, the Funds may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Funds’ income generating potential may decrease. Even if a Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices.
The Funds will receive a fee in connection with the Hypothecated Securities (“Rehypothecation Fees”) in addition to any principal, interest, dividends and other distributions paid on the Hypothecated Securities.
As of the end of the reporting period, JPC, JPI and JPS each had Hypothecated Securities as follows:
JPC, JPI and JPS earn Rehypothecation Fees, which are recognized as “Rehypothecation income” on the Statement of Operations. During the current fiscal period, the Rehypothecation Fees earned by each Fund were as follows:
Reverse Repurchase Agreements
During the current fiscal period, Each Fund used reverse repurchase agreements as a means of leverage.
Each Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, a Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
As of the end of the reporting period, the Funds' outstanding balances on its reverse repurchase agreements were as follows:
* The Fund may repurchase the reverse repurchase agreement prior to the maturity date and/or counterparty may accelerate maturity upon pre-
specified advance notice.
JPC
JPI JPS
Hypothecated Securities $186,388,673 $184,582,319 $426,393,902
JPC
JPI JPS
Rehypothecation Fees $61,103 $46,124 $92,051
Fund Counterparty Rate
Principal
Amount Maturity* Value
Value and Accrued
Interest
JPC BNP Paribas OBFR + 0.80% $(102,100,000) N/A $ (102,100,000) $ (102,518,768)
JPI BNP Paribas OBFR + 0.80% (65,000,000) N/A (65,000,000) (65,402,830)
JPS BNP Paribas OBFR + 0.80% (275,000,000) N/A (275,000,000) (276,127,924)
JPT Royal Bank of Canada 5.46% (1,000,000) 2/23/23 (1,000,000) (1,001,365)
NPFD Royal Bank of Canada 5.18% (35,683,000) 2/3/23 (35,683,000) (35,855,302)

During the current fiscal period, the average daily balance outstanding and average annual interest rate on the Funds’ reverse repurchase agreements were as follows:
** For the period September 26, 2022 (initial purchase of reverse repurchase agreements) through January 1, 2023.
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
10. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the
Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value;
(3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed
5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
Fund
Utilization
period (days
outstanding)
Average
daily balance
outstanding
Average annual
interest rate
JPC 184 $ (102,100,000) 4.14%
JPI 184 (65,000,000) 4.40
JPS 184 (275,000,000) 4.14
JPT** 128 (1,000,000) 4.86
NPFD 184 (54,634,832) 3.73
Fund Counterparty
Reverse
Repurchase
Agreements***
Collateral
Pledged to
Counterparty
JPC BNP Paribas $ (102,518,768) $ 259,427,523
JPI BNP Paribas (65,402,830) 148,932,303
JPS BNP Paribas (276,127,924) 642,595,104
JPT Royal Bank of Canada (1,001,365) 1,421,250
NPFD Royal Bank of Canada (35,855,302) 53,309,292
*** Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Risk Considerations
(Unaudited)
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Preferred & Income Opportunities Fund (JPC)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments.
Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. Certain types of preferred or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock. These loss absorption features work to the benefit of the security issuer, not the investor. These and other risk considerations such as concentration and foreign securities risk are described in more detail on the Fund’s web page at www.nuveen.com/JPC .
Nuveen Preferred and Income Term Fund (JPI)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments.
Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. Certain types of preferred or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock. These loss absorption features work to the benefit of the security issuer, not the investor. For these and other risks, including the Fund’s limited term and concentration risk, see the Fund’s web page at www.nuveen.com/JPI .
Nuveen Preferred & Income Securities Fund (JPS)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. Certain types of preferred or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock. These loss absorption features work to the benefit of the security issuer, not the investor. These and other risks such as concentration and foreign securities risk are described in more detail on the Fund’s web page at www.nuveen.com/JPS .
Nuveen Preferred and Income Fund (JPT)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise,

bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments.
Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. For these and other risks, such as concentration risk, see the Fund’s web page at
www.nuveen.com/JPT .
Nuveen Variable Rate Preferred & Income Fund (NPFD)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments.
Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. Certain types of preferred, hybrid or debt securities with special loss absorption provisions, such as contingent capital securities (CoCos), may be or become so subordinated that they present risks equivalent to, or in some cases even greater than, the same company’s common stock. These loss absorption features work to the benefit of the security issuer, not the investor (this fund). For these and other risks, such as concentration risk, see the Fund’s web page at www.nuveen.com/NPFD .

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Active Shelf Offering Statement of Additional Information (SAI) for JPC and JPS
The SAI for the active shelf
offerings for each JPC and JPS contains additional information about the Fund’s Board of Trustees. You may obtain a copy of the fund’s SAI without charge, upon request, by calling Nuveen at (312) 917-7700, by writing to the Fund, or on Nuveen’s website at www.nuveen.com. You may also obtain this information on the SEC’s website at http://www.
sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A. 150 Royall Street
Canton, MA 02021
(800) 257-8787
JPC JPI JPS JPT NPFD
Common shares repurchased 0 0 0 0 0

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg Capital Securities Index:
An index designed to measure the performance of USD-denominated preferred securities, including Tier 1 and Tier 2 securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg Capital Securities Tier-1 Index:
An index designed to measure the performance of hybrid fixed-income securities, including Tier 1 securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Contingent Capital Securities (CoCos):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCoswill occur. Additionally, the trading behavior of a given issuer’s CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund.
Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities.
Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below)
and the leverage effects of certain derivative investments in the fund’s portfolio.
ICE BofA Fixed Rate Preferred Securities Index:
An index designed to measure the performance of investment grade fixed-
rate, USD-denominated preferred securities issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA U.S. All Capital Securities Index:
An index designed to measure the performance of investment grade and below investment grade fixed rate and fixed-to-floating rate, USD-denominated hybrid corporate and preferred securities publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE USD Contingent Capital Index (CDLR):
An index designed to measure the performance of USD denominated contingent capital debt publicly issued in the major domestic and Eurobond markets, including investment grade and below investment grade issues. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE Variable Rate Preferred & Hybrid Securities Index:
An index designed to measure the performance of floating- and variable-rate investment grade and below investment grade USD-denominated preferred stock and hybrid debt publicly issued by

Glossary of Terms Users in the Report
(Unaudited) (continued)

corporations in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JPC Blended Benchmark (effective April 1, 2022):
Consists of: 1) 60% ICE BofA U.S. All Capital Securities Index (defined herein), and 2) 40% ICE USD Contingent Capital Index (CDLR) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JPC Blended Benchmark (from December 31, 2013 through March 31, 2022):
Consists of: 1) 50% ICE BofA Fixed
Rate Preferred Securities Index (defined herein), 2) 30% ICE BofA U.S. All Capital Securities Index (defined herein), and 3) 20% ICE
USD Contingent Capital Index (CDLR) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JPC Blended Benchmark (through December 30, 2013):
Consists of: 1) 82.5% ICE BofA Fixed Rate Preferred Securities
Index, (defined herein), and 2) 17.5% Bloomberg Capital Securities Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JPI Blended Benchmark (effective December 31, 2013):
Consists of: 1) 60% ICE BofA U.S. All Capital Securities Index
(defined herein), and 2) 40% ICE USD Contingent Capital Index (CDLR) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JPI Blended Benchmark (through December 30, 2013
): Consists of: 1) 65% ICE BofA Fixed Rate Preferred Securities
Index (defined herein), and 2) 35% Bloomberg Capital Securities Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JPS Blended Benchmark (effective December 31, 2013
): Consists of: 1) 60% ICE BofA U.S. All Capital Securities Index
(defined herein), and 2) 40% ICE USD Contingent Capital Index (CDLR) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JPS Blended Benchmark (through December 30, 2013):
Consists of: 1) 55% ICE BofA Fixed Rate Preferred Securities Index
(defined herein), and 2) 45% Bloomberg Capital Securities Tier-1 Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JPT Blended Benchmark (effective February 28, 2022):
Consists of: 1) 60% ICE BofA U.S. All Capital Securities Index
(defined herein), and 2) 40% ICE USD Contingent Capital Index (CDLR) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
NPFD Blended Benchmark:
Consists of: 1) 80% ICE Variable Rate Preferred & Hybrid Securities Index (defined herein), and 2)
20% ICE USD Contingent Capital Index (CDLR) (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-B-0123D 2766035-INV-B-03/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item  2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section  1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section  18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Variable Rate Preferred & Income Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: June 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: June 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: June 6, 2023